                                                   File Nos. 333-41622 /811-8052


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
          Pre-Effective Amendment No.                                        / /

          Post-Effective Amendment No. 4                                     /X/


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

                                  Amendment No. 28                           /X/

                        (Check appropriate box or boxes.)

                            SAFECO SEPARATE ACCOUNT C
                            -------------------------
                           (Exact Name of Registrant)

                          Safeco Life Insurance Company
                          -----------------------------
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington      98052
                ------------------------------------------     -------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                      -------------------------------------
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026


Approximate date of Proposed Public Offering___________ As Soon as Practicable after Effective Date


It is proposed that this filing will become effective:

  /X/ Immediately upon filing pursuant to paragraph (b) of Rule 485 / / On (date), pursuant to paragraph (b) of Rule 485
  / / 60 days after filing pursuant to paragraph (a) of Rule 485
  / / On _____________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:

     _________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2003 on or about March 18, 2004.

                                     PART A


                                   PROSPECTUS

SPINNAKER(R) ADVISOR

Variable Annuity

ISSUED BY

SAFECO SEPARATE ACCOUNT C

AND

SAFECO LIFE INSURANCE COMPANY


This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Advisor Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are: not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Dated: April 30, 2004


SAFECO RESOURCE SERIES TRUST

     -    Safeco RST Core Equity Portfolio

     -    Safeco RST Growth Opportunities Portfolio

     -    Safeco RST Multi-Cap Core Portfolio

     -    Safeco RST Bond Portfolio
     -    Safeco RST Money Market Portfolio

     -    Safeco RST Small-Cap Value Portfolio


AIM VARIABLE INSURANCE FUNDS

     -    AIM V.I. Aggressive Growth Fund (Series I Shares)
     -    AIM V.I. Real Estate Fund (Series I shares)
     -    AIM V.I. Capital Development Fund  (Series II Shares)
     -    AIM V.I. International Growth Fund (Series II Shares)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     -    American Century VP Balanced
     -    American Century VP International
     -    American Century VP Value

     -    American Century VP Ultra(R) Class II


DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")
     -    Dreyfus IP - MidCap Stock Portfolio - Initial Shares
     -    Dreyfus IP - Technology Growth Portfolio - Initial Shares

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.- INITIAL SHARES




DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
     -    Dreyfus VIF - Appreciation Portfolio - Initial Shares
     -    Dreyfus VIF - Quality Bond Portfolio - Initial Shares


DREYFUS STOCK INDEX FUND - SERVICE SHARES


FEDERATED INSURANCE SERIES
     -    Federated High Income Bond Fund II
     -    Federated Capital Income Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     -    Fidelity VIP Growth Portfolio
     -    Fidelity VIP Contrafund(R) Portfolio
     -    Fidelity VIP Growth & Income Portfolio
     -    Fidelity VIP Equity Income Portfolio
     -    Fidelity VIP Asset Manager(SM) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     -    Franklin Small Cap Fund - Class 2
     -    Franklin U.S. Government Fund - Class 2
     -    Mutual Shares Securities Fund - Class 2
     -    Templeton Developing Markets Securities Fund - Class 2
     -    Templeton Growth Securities Fund - Class 2

ING VP NATURAL RESOURCES TRUST
     -    ING VP Natural Resources Trust

You can allocate your contract cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to Safeco Separate Account C ("Separate Account"), which invests in the portfolios listed here. The portfolio prospectuses for each of the portfolios available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request.

To learn more about the Spinnaker Advisor Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free copy of the SAI, or a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-800-472-3326 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

     -    INVESCO VIF - Health Sciences Fund (Series I Shares)


J.P. MORGAN SERIES TRUST II
     -    JPMorgan Mid Cap Value Portfolio

     -    JPMorgan International Equity Portfolio

TABLE OF CONTENTS                                         PAGE
--------------------------------------------------------------
SUMMARY                                                      1

FEE TABLE                                                    4

EXAMPLES                                                     7

1.   THE ANNUITY CONTRACT                                    8
     Owner                                                   8
     Annuitant                                               8
     Beneficiary                                             8
     Change of Ownership                                     8

2.   ANNUITY PAYMENTS (INCOME PHASE)                         8
     Changing Portfolios During the Income Phase            10

3.   PURCHASE                                               10
     Purchase Payments                                      10
     Allocation of Purchase Payments                        10
     Accumulation Units                                     10
     Right to Examine                                       11

4.   INVESTMENT OPTIONS                                     11
     Variable Investment Options                            11
     Changes to Investment Options                          15
     Voting Rights                                          15
     Fixed Account Options                                  16
       Enhanced Fixed Account Option                        16
       Dollar Cost Averaging Fixed Account Option           16
       Guaranteed Interest Period Fixed Account Option      16
     Transfers                                              16
     Scheduled Transfers                                    17
       Dollar Cost Averaging                                17
       Appreciation or Interest Sweep                       17
       Portfolio Rebalancing                                17
       Asset Allocation Program                             17
     Limits on Excessive Transfers                          18

5.   CHARGES & EXPENSES                                     18
     Insurance Charges                                      18
     Distribution Charge                                    19
     Withdrawal Charge                                      19
     Transfer Charge                                        19
     Premium Taxes                                          19
     Income or Other Taxes                                  19
     Portfolio Expenses                                     19

6.   TAXES                                                  19
     Annuity Contracts in General                           19
     Qualified Contracts                                    19
     Withdrawals from ROTH IRAs                             20
     Withdrawals for Investment Adviser Fees                20
     Non-qualified Contracts                                20
     Taxation of Annuity Payments                           20
     Exchanges                                              20
     Diversification                                        20
     Tax Withholding                                        21

7.   ACCESS TO YOUR MONEY                                   21
     Free Withdrawal Amount                                 21
     Healthcare Confinement                                 21
     Repetitive Withdrawals                                 21
     Withdrawal Restrictions on TSA                         21
     Withdrawal Restrictions on Texas Optional
       Retirement Program ("Texas ORP")                     22
     Minimum Value Requirements                             22

8.   DEATH BENEFIT                                          22
     Death During the Accumulation Phase                    22
       Death Benefit                                        22
       Calculation of Death Benefit                         22
       Payment of Death Benefit                             22
     Death During the Income Phase                          23
     Limitation on Death Benefit                            23
     Beneficiary                                            23

9.   OTHER INFORMATION                                      23
     Safeco Life                                            23
     Separate Account                                       23
     Changes to the Separate Account                        23
     General Account                                        24
     Distribution (Principal Underwriter)                   24
     Amendments to the Contract                             24
     Legal Proceedings                                      24
     Right to Suspend Annuity Payments, Transfers,
       or Withdrawals                                       24
     Reduction of Charges or Additional Amounts Credited    24
     Website Information                                    25
     Financial Statements                                   25

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION    25

APPENDIX
Accumulation Unit Value History                            A-1

                             INDEX OF SPECIAL TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.



                                                                            PAGE
--------------------------------------------------------------------------------
Accumulation Phase                                                            8
Accumulation Unit                                                            10
Annuitant                                                                     8
Annuity Date                                                                 10
Annuity Payments                                                              8
Annuity Unit                                                                 10
Beneficiary                                                                   8
Contract Value                                                               22
Fixed Account                                                                16
Home Office                                                                   3
Income Phase                                                                  8
Joint Owner                                                                   8
NYSE                                                                          9
Net Investment Factor                                                        10
Non-qualified                                                                20
Owner                                                                         8
Portfolios                                                                   11
Purchase Payment                                                             10
Qualified                                                                    19
Subaccount                                                                   11
Tax Deferral                                                                  8
You                                                                           8

                                     SUMMARY

         TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS
                       WHICH DISCUSS THEM IN MORE DETAIL.

THE ANNUITY CONTRACT


The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. Not all features and options may be available in some states. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the owner, and Safeco Life Insurance Company ("Safeco Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.


You may divide your money among the available variable investment portfolios and fixed account options. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account options offer interest rates set and guaranteed by Safeco Life. Your choices for the various investment options are found in Section 4.


Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the portfolios you selected and/or the interest rate earned on the fixed account options. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.


The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.

PURCHASE


You can buy the contract with $10,000 or more under most circumstances. You can add $30 or more as often as you like during the accumulation phase. Any purchase payments in excess of $1 million requires our prior approval. Additional purchase payments of $100 or more may be made automatically from your checking or savings account. Higher minimum allocation requirements apply to purchase payments made to certain of the fixed account options.


INVESTMENT OPTIONS

Currently, the separate account invests in 41 sub accounts, however, not all investment options may be available for all contracts. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account which credits guaranteed interest rates. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your contract.

CHARGES & EXPENSES

The contract has insurance features and investment features, and there are costs related to each.


We deduct insurance charges which equal 1.45% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.20% annually. These are not charged on money allocated to the fixed account options.


If a withdrawal from the Enhanced Fixed Account Option, together with prior withdrawals and transfers during the contract year, exceed 15% of the value of the Enhanced Fixed Account Option, you may be assessed a distribution charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 5% in the first five contract years and decreases each contract year until the ninth and later contract years when there is no charge.


A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a contract year.


You can transfer between investment options up to 12 times per contract year free of a transfer charge. However, certain restrictions apply to transfers made to and/or from the fixed account options. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.


In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2003, these expenses ranged from 0.52% to 1.82%.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See
Section 5 - Charges & Expenses for a more detailed discussion.


TAXES

Generally, earnings (including any positive market value adjustments) and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year you can take up to 15% of the value of the Enhanced Fixed Account Option, including prior withdrawals and transfers made during the contract year, without paying a distribution charge. Amounts in excess of 15% may be subject to a distribution charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.




DEATH BENEFIT

If you die before moving to the income phase, your beneficiary will receive a death benefit.

OTHER INFORMATION


RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a distribution charge. You will receive:

     - whatever your contract is worth on the day we receive your request which may be more or less than your original purchase payment;

     -  a return of purchase payment; or

     - the greater of the two, depending on state law requirements or if your contract is an IRA or Roth IRA.

TRANSACTIONS. You can initiate transfers or withdrawals as desired or schedule them in advance under the following strategies:


     - Dollar Cost Averaging: In addition to the Dollar Cost Averaging Fixed Account Option, you may elect to automatically transfer a set amount from any portfolio or the Enhanced Fixed Account Option to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

     - Appreciation Sweep: If your contract value exceeds $10,000, you may elect to have interest from the Enhanced Fixed Account Option or earnings from the Safeco RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.

     - Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

     - Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase.


     - Asset Allocation: You may elect to have your purchase payments allocated to the variable portfolios in accordance with one of five asset allocation models available. Once every quarter, your investment in the portfolios will be adjusted to bring it back in alignment with the model you have selected.

QUALIFIED CONTRACTS. You may purchase the contract as a Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), or Deferred Compensation Plan ("457") which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you.

EXCHANGES. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower) and the benefits will very probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

STATE VARIATIONS. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.


INQUIRIES


If you need more information, please contact us at our "home office":


     SAFECO LIFE INSURANCE COMPANY
     5069 154TH PLACE N.E.
     REDMOND, WA  98052
     1-800-472-3326
     http://www.safeco.com

                       SAFECO SEPARATE ACCOUNT C FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.


                                                                     MAXIMUM AMOUNT
        OWNER TRANSACTION EXPENSES                                      DEDUCTED       CURRENT AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------
DISTRIBUTION CHARGE (1) - ENHANCED FIXED ACCOUNT OPTION ONLY               5%          Years 1 through 5    5%
(AS A PERCENTAGE OF THE AMOUNT WITHDRAWN)

WITHDRAWAL CHARGE                                                       $ 25             $25 or 2% of amount
(ASSESSED FOR EACH WITHDRAWAL AFTER THE FIRST WITHDRAWAL IN A                         withdrawn whichever is less
  CONTRACT YEAR)

TRANSFER CHARGE                                                         $ 10              $10 or 2% of amount
(ASSESSED FOR EACH TRANSFER IN EXCESS OF 12 TRANSFERS IN A                             transferred whichever is
  CONTRACT YEAR)                                                                                 less



(1) The distribution charge starts at 5% the first contract year and declines as follows:



CONTRACT YEAR           1     2     3     4     5     6     7     8     9+
--------------------------------------------------------------------------
Distribution Charge     5%    5%    5%    5%    5%    4%    3%    2%    0%



The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.



                                                                                             AMOUNT DEDUCTED
                                                                                --------------------------------------
                     PERIODIC CHARGES                                               MAXIMUM
     (NOT INCLUDING PORTFOLIO OPERATING FEES AND EXPENSES)                      GUARANTEED CHARGE       CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

     MORTALITY AND EXPENSE RISK CHARGE                                                1.25%                  1.25%
     ASSET RELATED ADMINISTRATION  CHARGE                                             0.20%                  0.20%
                                                                                      ----                   ----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                           1.45%                  1.45%
                                                                                      ====                   ====



The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/03. Actual expenses in the future may be higher. More detail concerning each individual Portfolio Company's fees and expenses is contained in the prospectus for each Portfolio.



             TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                             MINIMUM      MAXIMUM
--------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including management fees,
  distribution (12b-1) fees and other expenses                                      0.52%         1.82%

             SAFECO SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2003. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Safeco Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.50% per year and may depend on the amount we have invested in the portfolios.



                                                                                                           TOTAL ANNUAL
                                                                   DISTRIBUTION                              PORTFOLIO
                                                 MANAGEMENT      SERVICE (12b-1)           OTHER             OPERATING
                PORTFOLIO                           FEES              FEES                EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio                   0.74%               None                 0.06%               0.80%
Safeco RST Growth Opportunities Portfolio          0.74%               None                 0.06%               0.80%
Safeco RST Multi-Cap Core Portfolio                0.74%               None                 0.14%               0.88%
Safeco RST Bond Portfolio                          0.74%               None                 0.12%               0.86%
Safeco RST Small-Cap Value Portfolio               0.85%               None                 0.20%               1.05%
Safeco RST Money Market Portfolio                  0.65%               None                 0.19%               0.84%
AIM V.I. Aggressive Growth Fund (Series I
  Shares)                                          0.80%               None                 0.35%               1.15%
AIM V.I. Growth Fund (Series I Shares) (1)         0.63%               None                 0.27%               0.90%
AIM V.I. Real Estate Fund (Series I
  Shares)                                          0.90%               None                 0.92%               1.82%
AIM V.I. Capital Development Fund (Series
  II Shares)                                       0.75%               0.25%                0.38%               1.38%
AIM V.I. International Growth Fund
  (Series II Shares)                               0.75%               0.25%                0.35%               1.35%
American Century VP Balanced                       0.90%               None                 None                0.90%
American Century VP International                  1.30%               None                 0.01%               1.31%
American Century VP Value                          0.95%               None                 None                0.95%
American Century VP Ultra(R) Class II              0.90%               0.25%                None                1.15%
The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares                     0.75%               None                 0.09%               0.84%
Dreyfus IP -  MidCap Stock Portfolio --
  Initial Shares                                   0.75%               None                 0.07%               0.82%
Dreyfus IP - Technology Growth Portfolio
  - Initial Shares                                 0.75%               None                 0.13%               0.88%
Dreyfus VIF -  Appreciation Portfolio --
  Initial Shares                                   0.75%               None                 0.05%               0.80%
Dreyfus VIF - Quality Bond Portfolio --
  Initial Shares                                   0.65%               None                 0.09%               0.74%
Dreyfus Stock Index Fund  -- Service
  Shares                                           0.25%               0.25%                0.02%               0.52%
Federated High Income Bond Fund II -
  Primary Shares                                   0.60%               None                 0.40%(6)            1.00%
Federated Capital Income Fund II
  (Initial Class shares only)                      0.75%(8)            None                 0.60%(9)            1.35%
Fidelity VIP Growth Portfolio                      0.58%               None                 0.09%               0.67%
Fidelity VIP Growth Opportunities
  Portfolio (1)                                    0.58%               None                 0.14%               0.72%
Fidelity VIP Growth & Income Portfolio             0.48%               None                 0.11%               0.59%
Fidelity VIP Equity Income Portfolio               0.48%               None                 0.09%               0.57%
Fidelity VIP Contrafund Portfolio                  0.58%               None                 0.09%               0.67%
Fidelity VIP Asset Manager Portfolio               0.53%               None                 0.10%               0.63%
Franklin Small Cap Fund - Class  2                 0.51%               0.25%(11)            0.29%               1.05%
Franklin U.S. Government  Fund - Class  2          0.50%(13)           0.25%(11)            0.03%               0.78%
Templeton Developing Markets Securities
  Fund - Class 2                                   1.25%               0.25%                0.30%               1.80%
Templeton Growth Securities Fund - Class 2         0.81%(13)           0.25%(11)            0.07%               1.13%
Mutual Shares Securities Fund - Class 2            0.60%               0.25%(11)            0.20%               1.05%
ING VP Natural Resources Trust                     1.00%               None                 0.61%(14)           1.61%
INVESCO VIF - Health Sciences Fund
  (Series I shares)                                0.75%               None                 0.33%               1.08%

                                                                 NET TOTAL ANNUAL
                                                                     PORTFOLIO
                                                                     OPERATING
                                                                  EXPENSES (AFTER
                                                                        ANY
                                                CONTRACTUAL        REIMBURSEMENT
                                             EXPENSE WAIVER OR       AND WAIVER
                PORTFOLIO                      REIMBURSEMENT         AGREEMENTS)
---------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio                     -                0.80%
Safeco RST Growth Opportunities Portfolio            -                0.80%
Safeco RST Multi-Cap Core  Portfolio                 -                0.88%
Safeco RST Bond Portfolio                            -                0.86%
Safeco RST Small-Cap Value Portfolio                 -                1.05%
Safeco RST Money Market Portfolio                    -                0.84%
AIM V.I. Aggressive Growth Fund (Series I
  Shares)                                            -                1.15%
AIM V.I. Growth Fund (Series I Shares) (1)           -                0.90%(2)
AIM V.I. Real Estate Fund (Series I
  Shares)                                         0.52%               1.30%(3)(4)(5)
AIM V.I. Capital Development Fund (Series
  II Shares)                                         -                1.38%
AIM V.I. International Growth Fund                   -                1.35%
(Series II Shares)
American Century VP Balanced                         -                0.90%
American Century VP International                    -                1.31%
American Century VP Value                            -                0.95%
American Century VP Ultra(R) Class II                -                1.15%
The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares                       -                0.84%
Dreyfus IP -  MidCap Stock Portfolio --
  Initial Shares                                     -                0.82%
Dreyfus IP - Technology Growth Portfolio
  - Initial Shares                                   -                0.88%
Dreyfus VIF -  Appreciation Portfolio --
  Initial Shares                                     -                0.80%
Dreyfus VIF - Quality Bond Portfolio --
  Initial Shares                                     -                0.74%
Dreyfus Stock Index Fund  -- Service
  Shares                                             -                0.52%
Federated High Income Bond Fund II -
  Primary Shares                                  0.25%(7)            0.75%(7)
Federated Capital Income Fund II
  (Initial Class shares only)                     0.33%(10)           1.02%(10)
Fidelity VIP Growth Portfolio                        -                0.67%
Fidelity VIP Growth Opportunities
  Portfolio (1)                                      -                0.72%
Fidelity VIP Growth & Income Portfolio               -                0.59%
Fidelity VIP Equity Income Portfolio                 -                0.57%
Fidelity VIP Contrafund Portfolio                    -                0.67%
Fidelity VIP Asset Manager Portfolio                 -                0.63%
Franklin Small Cap Fund - Class  2                0.04%(12)           1.01%(12)
Franklin U.S. Government  Fund - Class  2            -                0.78%
Templeton Developing Markets Securities
  Fund - Class 2                                     -                1.80%
Templeton Growth Securities Fund - Class 2           -                1.13%
Mutual Shares Securities Fund - Class 2              -                1.05%
ING VP Natural Resources Trust                       -                1.61%
INVESCO VIF - Health Sciences Fund
  (Series I shares)                                  -                1.08%(4)(5)

                                                                                                           TOTAL ANNUAL
                                                                   DISTRIBUTION                              PORTFOLIO
                                                 MANAGEMENT      SERVICE (12b-1)           OTHER             OPERATING
                PORTFOLIO                           FEES              FEES                EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity
  Portfolio (1)                                    0.35%               None                 0.50%               0.85%
JPMorgan Mid Cap Value Portfolio                   0.70%               None                 0.88%               1.58%
JPMorgan International Equity Portfolio            0.60%               None                 0.96%               1.56%
Scudder Variable Series I: Balanced
  Portfolio (1)                                    0.48%               None                 0.11%               0.59%
Scudder Variable Series I: International
  Portfolio(1)                                     0.88%               None                 0.17%               1.05%

                                                                 NET TOTAL ANNUAL
                                                                     PORTFOLIO
                                                                     OPERATING
                                                                  EXPENSES (AFTER
                                                                        ANY
                                                CONTRACTUAL        REIMBURSEMENT
                                             EXPENSE WAIVER OR       AND WAIVER
                PORTFOLIO                      REIMBURSEMENT         AGREEMENTS)
---------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity
  Portfolio (1)                                      -                0.85%
JPMorgan Mid Cap Value Portfolio                  0.33%(15)           1.25%(15)
JPMorgan International Equity Portfolio           0.36%(15)           1.20%(15)
Scudder Variable Series I: Balanced
  Portfolio (1)                                      -                0.59%
Scudder Variable Series I: International
  Portfolio(1)                                       -                1.05%


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

----------

(1) This portfolio is only available if you have been continuously invested in it since April 30, 2003.


(2) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(3) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(4) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(5) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(6) The Fund's Primary Shares did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.


(7) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waiver of fund expenses was 0.25%. After the waiver, the total actual annual fund operating expenses were 0.75%.

(8) The Adviser voluntarily reimbursed certain operating expenses of the Fund. This voluntarily reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.67% for the fiscal year ended December 31, 2003.

(9) The Fund did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

(10) Although not contractually obligated to do so, the Adviser and shareholder services provider reimbursed and waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waivers and reimbursement of fund expenses was 0.33%. After the waivers and reimbursement, the total actual annual fund operating expenses were 1.02%.


(11) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

(12) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(13) The Fund administration fee is paid indirectly through the management fee.

(14) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(15) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the JPMorgan Mid Cap Value Portfolio and the JPMorgan International Equity Portfolio to the extent total annual operating expenses of the portfolios' shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.20%, respectively, of their average daily net assets through 4/30/05. In addition, the JPMorgan Mid Cap Value Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio for JPMorgan Mid Cap Value Portfolio is 1.00%.

                                    EXAMPLES


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the portfolio fees and expenses. The examples do not reflect premium taxes that may apply depending on the state where you live and assume no transfer or withdrawal fees were imposed. The examples also do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2003. We did not independently verify the data provided; however, we did prepare the examples.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER. THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES IS PURELY HYPOTHETICAL. ACTUAL RETURNS (INVESTMENT PERFORMANCE) WILL VARY, AND MAY BE MORE OR LESS THAN 5%.

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


              1 YEAR                 3 YEARS               5 YEARS              10 YEARS
----------------------------------------------------------------------------------------
               $ 330                 $ 1,005               $ 1,703              $ 3,548



THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


              1 YEAR                  3 YEARS               5 YEARS             10 YEARS
----------------------------------------------------------------------------------------
              $ 200                   $  618                $ 1,060             $ 2,286



Different fees may be imposed during the income phase. Please see Section 5 - Charges & Expenses for a more detailed description.

                         CONDENSED FINANCIAL INFORMATION

             The Appendix contains Accumulation Unit value history.

1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Safeco Life.


The annuity contract is an agreement between Safeco Life and you, the owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.


Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has three fixed account options which earn interest at rates set and guaranteed by us. The total interest credited to you in the fixed account options affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

OWNER


The owner ("you") is as shown on the contract application, unless changed. You, as the owner, may exercise all ownership rights under the contract.


The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly.


Use care when naming joint owners, and beneficiaries, and consult your agent or other advisor if you have questions.


ANNUITANT


The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase. Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

BENEFICIARY

The beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the beneficiary on your contract application.

CHANGE OF OWNERSHIP

You can not assign the contract if your contract was issued on or after April 30, 2004. The Owner(s) designated on the application can not be changed or removed during the life of the contract except when a spouse assumes ownership due to your death.

For contracts issued prior to April 30, 2004, you can assign the contract. This may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.


If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

2. ANNUITY PAYMENTS (INCOME PHASE)


You can switch to the income phase at any time after the contract has been in effect for one year by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. For contracts issued before April 30, 2004, you can switch to the income phase at any time. For all contracts, however, the income phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans. During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans require that the annuitant be the owner and payee once annuity payments begin.


Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.


Annuity payments will begin on the earlier of:


     - the first available payment date after you elect to begin annuity payments;

     -  the latest annuity date specified in your contract; or

     -  a different annuity date if required by law.

You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.


The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant lives, not the annuitant's life expectancy.

     LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. If the annuitant has a shorter than expected life then there is a risk that fewer annuity payments will be made.

     LIFE ANNUITY WITH GUARANTEED PERIOD. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the beneficiary. Annuity payments stop on the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

     JOINT AND SURVIVOR LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.


     PAYMENTS BASED ON A NUMBER OF YEARS. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You may select monthly, quarterly, or annual annuity payments. In general, your contract value is amortized over a specific term and accumulation units and/or the value of the fixed account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of accumulation units and/or value of the fixed account. Each annuity payment made from the Guaranteed Interest Period Fixed Account Option may be subject to a market value adjustment. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the portfolios and fixed account options has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining contract value plus or minus any market value adjustment if applicable. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the beneficiary election form. See Section 8 - Death Benefit for more information.


If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

     - the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

     -  an assumed investment return; and

     -  the investment performance of the portfolios you selected.


If actual investment performance of the portfolios exceeds the assumed investment return, the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the portfolios, any market value adjustments on fixed annuity payments, and any withdrawals may affect the amount of annuity payments.

CHANGING PORTFOLIOS DURING THE INCOME PHASE

After you switch to the income phase, you may request to change portfolio elections only once a month. Transfers are not allowed to or from the fixed account options. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $10,000. Additional purchase payments of $30 or more may be added at anytime during the accumulation phase. Your additional purchase payments may be made automatically from your checking or savings account. This is referred to as Systematic Investing. Purchase payments made through Systematic Investing must be $100 or more. Purchase payments made to the Dollar Cost Averaging Fixed Account Option must be $5,000 or more. Purchase payments made to a guaranteed period under the Guaranteed Interest Period Fixed Account Option must be $1,000 or more. Any purchase payment in excess of $1 million requires our prior approval.


Your initial purchase payment is normally credited to you within two business days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five business days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. In most situations, your contract date is the date your initial purchase payment and all required information are received at Safeco Life. If your initial purchase payment is received at Safeco Life after the close of the NYSE and you have allocated 100% to the portfolios, your contract date will be the next regular business day.

We reserve the right to refuse any application or purchase payment. If we refuse a purchase payment, we will return it to you within five business days.


ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial and subsequent purchase payments by specifying your desired allocations on the contract application. You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.


Once we receive a purchase payment, the portion to be allocated to a fixed account option is credited as of the day it is received. The portion to be allocated to the portfolios is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day. Processing of purchase payments may be delayed by circumstances outside our control--e.g., if your registered representative does not forward applications or purchase payments to us promptly.


ACCUMULATION UNITS


The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call the units of measure annuity units.

We calculate the value of an accumulation unit for each portfolio as of the time the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.


The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

     - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by


     - the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day; minus


     - the daily insurance charges and any taxes Safeco Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a portfolio, we credit your contract with accumulation units. Similarly, when you request a transfer or withdrawal of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.


     EXAMPLE: Assume that on Monday we receive a $1,000 purchase payment from you before the NYSE closes. You have told us you want this to go to the Safeco RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Safeco RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Safeco RST Growth Opportunities Portfolio.

RIGHT TO EXAMINE


You may cancel the contract without charge by returning it to us or to your Safeco Life registered representative within the period stated on the front page of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA or Roth IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we will apply amounts designated for the portfolios to the Safeco RST Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following portfolios are currently offered to contract owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.

The name, investment adviser and investment objective of the portfolios offered under this contract are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios which can be obtained without charge by contacting our home office. You should read those prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.



PORTFOLIO NAME                                    INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST

Safeco RST Core Equity Portfolio                  Long term growth of capital and reasonable     Safeco Asset Management Company
                                                  current income. To achieve its objective,
                                                  under normal circumstances the Portfolio
                                                  invests at least 80% of its net assets (plus
                                                  any borrowings for investment purposes) in
                                                  equity securities and, to a much lesser
                                                  extent, invests in equity-related
                                                  securities, warrants and other rights to
                                                  acquire stock.

Safeco RST Growth Opportunities Portfolio         Growth of capital. To achieve its objective,   Safeco Asset Management Company
                                                  under normal circumstances the Portfolio
                                                  invests most of its assets in common stocks
                                                  of companies the advisor considers to be
                                                  reasonably priced or undervalued, with above
                                                  average growth potential.

Safeco RST Multi-Cap Core  Portfolio              Long term growth of capital. To achieve its    Safeco Asset Management Company
                                                  objective, under normal circumstances the
                                                  Portfolio invests in a blend of growth and
                                                  value-oriented stocks of companies of any
                                                  size.

Safeco RST Bond Portfolio                         As high a level of current income as is        Safeco Asset Management Company
                                                  consistent with the relative stability of
                                                  capital. To achieve its objective, under
                                                  normal circumstances the Portfolio invests at
                                                  least 80% of its net assets (plus any
                                                  borrowings for investment purposes) in bonds,
                                                  most of which are medium-term. The Portfolio
                                                  may invest up to 50% of its assets in
                                                  mortgage-related securities, including GNMA
                                                  securities, mortgage pass-through securities
                                                  issued by governmental and non-governmental
                                                  issuers and collateralized mortgage
                                                  obligations (CMOs) that are rated in the top
                                                  four investment grades. The advisor may use
                                                  the rating services provided by Moody's, S&P,
                                                  or Fitch. Bond ratings indicate an issuer's
                                                  financial strength and ability to meet its
                                                  debt obligations. The Portfolio may invest
                                                  significantly in debt securities of the
                                                  following sectors: domestic industrials,
                                                  domestic utilities, supranationals, Yankee,
                                                  and foreign. The Portfolio may also invest in
                                                  below investment-grade debt securities. The
                                                  advisor analyzes each security it considers
                                                  for purchase on a stand-alone basis and on
                                                  how the security fits in with other assets of
                                                  the Portfolio.

PORTFOLIO NAME                                    INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Safeco RST Small-Cap Value Portfolio              Long term growth of capital through            Safeco Asset Management Company
                                                  investing primarily in small sized
                                                  companies. To achieve its objective, under
                                                  normal circumstances the Portfolio invests
                                                  at least 80% of its net assets (plus any
                                                  borrowings for investment purposes) in
                                                  equity and equity-related securities of
                                                  companies with total market capitalization
                                                  at the time of investment of less than $1.5
                                                  billion.

Safeco RST Money Market Portfolio                 This Portfolio seeks as high a level of        Safeco Asset Management Company
                                                  current income as is consistent with the
                                                  preservation of capital and liquidity
                                                  through investment in high-quality money
                                                  market instruments maturing in 13 months or
                                                  less. To achieve its objective, the
                                                  Portfolio will purchase only high-quality
                                                  securities with remaining maturities of 397
                                                  days or less. The Portfolio will maintain a
                                                  dollar-weighted average portfolio maturity
                                                  of no more than 90 days.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund                   Long-Term growth of capital.                   A I M Advisors, Inc.
(Series I shares)

AIM V.I. Real Estate Fund (Series I shares)       Growth of Capital.                             A I M Advisors, Inc.
Formerly INVESCO VIF Real Estate Opportunity
Fund

AIM V.I. Capital Development Fund                 Long-Term growth of capital.                   A I M Advisors, Inc.
(Series II shares)

AIM V.I. International Growth Fund                Long-Term growth of capital.                   A I M Advisors, Inc.
(Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Balanced                      The fund seeks long-term capital growth and    American Century Investment
                                                  current income by investing approximately      Management, Inc.
                                                  60% of its assets in equity securities and
                                                  the remainder in bonds and other fixed
                                                  income securities.  In selecting stocks for
                                                  the portfolio of VP Balanced, the fund
                                                  managers select primarily from the largest
                                                  1,500 publicly traded US companies. The
                                                  fixed income portion of the fund is invested
                                                  in a diversified portfolio of high-grade
                                                  securities.

American Century VP International                 The fund seeks capital growth.  The fund       American Century Investment
                                                  managers look for stocks of growing foreign    Management, Inc.
                                                  companies. The investment strategy of the
                                                  fund is based on the belief that, over the
                                                  long term, stocks of companies with earnings
                                                  and revenue growth have a
                                                  greater-than-average chance to increase in
                                                  value.

American Century VP Value                         The fund seeks long-term capital growth.       American Century Investment
                                                  Income is a secondary objective.  In           Management, Inc.
                                                  selecting stocks for VP Value, fund managers
                                                  look for companies whose stock price is less
                                                  than they believe the company is worth. The
                                                  managers attempt to purchase the stock of
                                                  these undervalued companies and hold them
                                                  until their stock price has increased to, or
                                                  is higher than, a level the managers believe
                                                  more accurately reflects the fair value of
                                                  the company.

American Century VP Ultra(R) Class II             The fund seeks long-term capital growth.       American Century Investment
                                                  The fund looks for common stocks of growing    Management, Inc.
                                                  companies. The basis of the strategy used by
                                                  the fund is that, over the long term, stocks
                                                  of companies with earnings and revenue
                                                  growth have a greater-than-average chance to
                                                  increase in value.

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

Dreyfus IP - MidCap Stock Portfolio - Initial     The portfolio seeks investment results that    The Dreyfus Corporation
Shares                                            are greater than the total return performance
                                                  of publicly traded common stocks of medium
                                                  size domestic companies in the aggregate, as
                                                  represented by the Standard & Poor's MidCap
                                                  400 (R) Index ("S&P 400"). To pursue this
                                                  goal, the portfolio normally invests at least
                                                  80% of its assets in stocks of mid-size
                                                  companies.

Dreyfus IP - Technology Growth Portfolio -        The portfolio seeks capital appreciation. To   The Dreyfus Corporation
Initial Shares                                    pursue this goal, the portfolio normally
                                                  invests at least 80% of its assets in the
                                                  stocks of growth companies of any size that
                                                  Dreyfus believes to be leading producers or
                                                  beneficiaries of technological innovation.

PORTFOLIO NAME                                    INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
INC. -INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund,     The fund seeks to provide capital growth,      The Dreyfus Corporation
Inc. -Initial Shares                              with current income as a secondary goal. To
                                                  pursue these goals, the fund, under normal
                                                  circumstances, invests at least 80% of its
                                                  assets in the common stocks of companies
                                                  that, in the opinion of the fund's
                                                  management, meet traditional investment
                                                  standards and conduct their business in a
                                                  manner that contributes to the enhancement of
                                                  the quality of life in America.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Dreyfus VIF - Quality Bond Portfolio - Initial    The portfolio seeks to maximize total return,  The Dreyfus Corporation
Shares                                            consisting of capital appreciation and
                                                  current income. To pursue this goal, the
                                                  portfolio normally invests at least 80% of
                                                  its assets in bonds, including corporate
                                                  bonds, debentures, notes, mortgage-related
                                                  securities, collateralized mortgage
                                                  obligations, asset-backed securities,
                                                  convertible debt obligations, preferred
                                                  stocks, convertible preferred stocks,
                                                  municipal obligations and zero coupon bonds,
                                                  that, when purchased, are rated A or better
                                                  or are the unrated equivalent as determined
                                                  by Dreyfus, and in securities issued or
                                                  guaranteed by the U.S. government or its
                                                  agencies or instrumentalities, including
                                                  Treasury inflation-protection securities.

Dreyfus VIF - Appreciation Portfolio - Initial    The portfolio seeks long-term capital growth   The Dreyfus Corporation Sub-Advised
Shares                                            consistent with the preservation of capital.   by Fayez Sarofim & Co.
                                                  Its secondary goal is current income. To
                                                  pursue these goals, the portfolio invests at
                                                  least 80% of its assets in common stocks.
                                                  The portfolio focuses on "blue chip"
                                                  companies with total market capitalizations
                                                  of more than $5 billion at the time of
                                                  purchase, including multinational companies.

Dreyfus Stock Index Fund - Service Shares         The fund seeks to match the total return of    The Dreyfus Corporation Mellon
                                                  the Standard & Poor's 500 Composite Stock      Equity Associates serves as the
                                                  Price Index. To pursue this goal, the fund     fund's index fund manager
                                                  generally invests in all 500 stocks in the
                                                  S&P 500(R) in proportion to their weighting
                                                  in the index.

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II                The Fund's investment objective is to seek     Federated Investment Management
                                                  high current income. The Fund pursues its      Company
                                                  investment objective by investing primarily
                                                  in a diversified portfolio of high-yield,
                                                  lower-rated corporate bonds (also known as
                                                  "junk bonds").

Federated Capital Income Fund II                  The Fund's investment objective is to          Federated Equity Management Company
                                                  achieve high current income and moderate       of Pennsylvania
                                                  capital appreciation. The Fund pursues its
                                                  investment objective by investing in both
                                                  equity and fixed income securities that have
                                                  high relative income potential.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Portfolio                     Fidelity VIP Growth Portfolio seeks to         Fidelity Management & Research
                                                  achieve capital appreciation.                  Company

Fidelity VIP Contrafund(R) Portfolio              Fidelity VIP Contrafund(R) Portfolio seeks     Fidelity Management & Research
                                                  long-term capital appreciation.                Company

Fidelity VIP Growth & Income Portfolio            Fidelity VIP Growth & Income Portfolio seeks   Fidelity Management & Research
                                                  high total return through a combination of     Company
                                                  current income and capital appreciation.

Fidelity VIP Equity-Income Portfolio              Fidelity VIP Equity-Income Portfolio seeks     Fidelity Management & Research
                                                  reasonable income. The fund will also          Company
                                                  consider the potential for capital
                                                  appreciation. The fund's goal is to achieve
                                                  a yield which exceeds the composite yield on
                                                  the securities comprising the Standard &
                                                  Poor's 500(SM) Index (S&P 500(R)).

Fidelity VIP Asset Manager(SM) Portfolio          Fidelity VIP Asset Manager Portfolio seeks     Fidelity Management & Research
                                                  to obtain high total return with reduced       Company
                                                  risk over the long term by allocating its
                                                  assets among stocks, bonds, and short-term
                                                  instruments.

PORTFOLIO NAME                                    INVESTMENT OBJECTIVE                           INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST

Franklin Small Cap Fund - Class 2                 Seeks long-term capital growth. The Fund       Franklin Advisers, Inc.
                                                  normally invests at least 80% of its net
                                                  assets in investments of small
                                                  capitalization companies. For this Fund,
                                                  small-cap companies are those with market
                                                  capitalization values not exceeding (i) $1.5
                                                  billion or (ii) the highest market
                                                  capitalization value in the Russell 2000(R)
                                                  Index, whichever is greater, at the time of
                                                  purchase.

Franklin U.S. Government Fund - Class 2           Seeks income. The Fund normally invests at     Franklin Advisers, Inc.
                                                  least 80% of its net assets in U.S.
                                                  government securities, primarily fixed and
                                                  variable rate mortgage-backed securities.

Mutual Shares Securities Fund - Class 2           Seeks capital appreciation, with income as a   Franklin Mutual Advisers, LLC
                                                  secondary goal. The Fund normally invests
                                                  mainly in U.S. equity securities that the
                                                  Fund's manager believes are available at
                                                  market prices less than their value based on
                                                  certain recognized or objective criteria,
                                                  including undervalued stocks, merger/risk
                                                  arbitrage securities and distressed
                                                  companies.

Templeton Developing Markets Securities           Seeks long-term capital appreciation. The      Templeton Asset Management Ltd.
Fund - Class 2                                    Fund normally invests at least 80% of its
                                                  net assets in emerging market investments.

Templeton Growth Securities Fund - Class 2        Seeks long-term capital growth. The Fund       Templeton Global Advisors Limited
                                                  normally invests mainly in equity securities   The Fund's sub-advisor, under an
                                                  of companies located anywhere in the world,    agreement with Templeton Global
                                                  including those in the U.S. and in emerging    Advisors, Limited is  Templeton
                                                  markets.                                       Asset Management Limited

ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust                    The Fund seeks long-term growth of capital     ING Investments, LLC
                                                  through investment primarily in common         Sub-Advised by Aeltus Investment
                                                  stocks of companies that own or develop        Management, Inc.
                                                  natural resources and other basic
                                                  commodities, or supply goods and services to
                                                  such companies. Capital appreciation will
                                                  be the primary determinant of total return
                                                  and income is a secondary consideration.
                                                  The investment objective may not be changed
                                                  without shareholder approval.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - Health Sciences Fund (Series I      Growth of Capital                              A I M Advisors, Inc.
Shares)                                                                                          Sub-advised by INVESCO
                                                                                                 Institutional (N.A.), Inc.

J.P. MORGAN SERIES TRUST II

JPMorgan Mid Cap Value Portfolio                  The Portfolio seeks growth from capital        J.P. Morgan Investment Management
                                                  appreciation.                                  Inc.

JPMorgan International Equity Portfolio           The Portfolio seeks to provide high total      J.P. Morgan Investment Management
(formerly JPMorgan International Opportunities    return from a portfolio of equity securities   Inc.
Portfolio)                                        of foreign companies.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003



                 PORTFOLIO NAME                               INVESTMENT OBJECTIVE                        INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Growth Fund                              Growth of Capital                              A I M Advisors, Inc.
(Series I shares)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Opportunities Portfolio       Fidelity VIP Growth Opportunities Portfolio    Fidelity Asset Management &
                                                  seeks to provide capital growth.               Research Company

J.P. MORGAN SERIES TRUST II

JPMorgan U.S. Large Cap Core Equity Portfolio     The Portfolio seeks to provide high total      J.P. Morgan Investment Management
                                                  return from a portfolio of selected equity     Inc.
                                                  securities.

SCUDDER VARIABLE SERIES I

Scudder Variable Series I: Balanced Portfolio     The portfolio seeks a balance of growth and    Deutsche Investment Management
                                                  income from a diversified portfolio of         Americas, Inc.
                                                  equity and fixed-income securities. In
                                                  deciding which types of securities to buy
                                                  and sell, the portfolio managers first
                                                  analyze the overall financial climate,
                                                  including interest rates, capital flows and
                                                  inflation, among other factors. The
                                                  portfolio normally invests 50-75% of net
                                                  assets in common stocks and other equities
                                                  and 25-50% of net assets in investment grade
                                                  bonds and other fixed-income securities.

Scudder Variable Series I: International          The portfolio seeks long-term growth of        Deutsche Investment Management
Portfolio                                         capital primarily through diversified          Americas, Inc.
                                                  holdings of marketable foreign equity
                                                  investments. The portfolio invests primarily
                                                  in common stocks of established companies
                                                  listed on foreign exchanges, which the
                                                  portfolio management team believes have
                                                  favorable characteristics.



In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our contract value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new contract owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Safeco Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We may, if required by regulatory officials, disregard contract owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract owners will be advised of that action and of our reasons for doing so in our next report to contract owners.

You have no voting rights with respect to values in the fixed account.

FIXED ACCOUNT OPTIONS

The contract also offers three fixed account options, the Enhanced Fixed Account Option, the Dollar Cost Averaging Fixed Account Option, and the Guaranteed Interest Period Fixed Account Option, which credit interest rates that are set and guaranteed by Safeco Life. Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and the selection you make. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.

ENHANCED FIXED ACCOUNT OPTION. Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply for at least 12 months from the date we receive it. Thereafter we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again. If you make a withdrawal from this option while a distribution charge applies, your withdrawal may be less than your purchase payment(s). See Section 5 - Charges & Expenses.

Upon a total withdrawal from the Enhanced Fixed Account Option, you will not receive less than 90% (100% for contracts issued prior to July 8, 2003) of your purchase payments and transfers allocated to the Enhanced Fixed Account Option accumulated at an annual effective interest rate of 3% each year, less prior withdrawals and transfers from the Enhanced Fixed Account Option accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. We credit interest at a specified rate on amounts prior to their being transferred to portfolios you select. Monthly transfers are made over a period of time as selected by you from the available periods shown in the contract. The entire value in this option must be transferred before you allocate an additional purchase payment to this option. You may not choose this option within 12 months of switching to the income phase.

Upon surrender, you will not receive less than 90% (100% for contracts issued prior to July 8, 2003) of your purchase payments and transfers allocated to the Dollar Cost Averaging Fixed Account Option accumulated at an annual effective interest rate of 3% each year, less prior transfers from the Dollar Cost Averaging Fixed Account Option accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.

GUARANTEED INTEREST PERIOD FIXED ACCOUNT OPTION. We credit interest at a specified rate for a guaranteed period. Different guaranteed periods may have different interest rates. Each allocation starts its own guaranteed period. You select one or more guaranteed periods from the available choices. From time to time, we may change or limit the available choices of guaranteed periods. Not all guaranteed periods may be available in all states. Unless you tell us otherwise, we will automatically apply your value at the end of a guaranteed period to a new guaranteed period of the same or next shorter duration at the then current interest rate for that guaranteed period. The next shorter duration will be used if the prior guaranteed period is not currently available. If you move money out during a guaranteed period, as a transfer, withdrawal, or to purchase annuity payments, there will be a market value adjustment. The market value adjustment is based primarily on the difference between the interest rate being credited to the money you move and the current interest rate offered for a guaranteed period of the same duration. In general, if interest rates have dropped, the market value adjustment will be positive and if interest rates have risen, it will be negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 90% (100% for contracts issued prior to July 8, 2003) of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. Unless you tell us otherwise, the market value adjustment will be applied to your remaining contract value. We will not apply a market value adjustment if you move money within 30 days after the end of a guaranteed period. A market value adjustment will apply if your contract value switches to the income phase during the guaranteed period you have selected. You may avoid this result by selecting a guaranteed period that does not extend beyond that date. See the SAI for more information including other factors used in calculating the market value adjustment.


TRANSFERS

During the accumulation phase you can transfer money between investment options 12 times per contract year free of a transfer charge. (For purposes of this Transfer Section, "investment options" does not include the Dollar Cost Averaging Fixed Account Option.) We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.


The minimum amount you can transfer out of the Enhanced Fixed Account Option at one time is $500, or the available transfer amount if less. The available transfer amount is 15% of the Enhanced Fixed Account Option value per contract year, including any withdrawals made during the contract year. The minimum amount you can transfer out of the other investment options at one time is $500, or the entire value if less. You must transfer the entire amount out of any investment option, except the Enhanced Fixed Account Option, if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any portfolio or the Enhanced Fixed Account Option is $50. The minimum you can transfer into a new guaranteed period under the Guaranteed Interest Period Fixed Account Option is $1,000.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:


     -  your contract;

     -  the amount of the transfer; and

     -  which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.


We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your Safeco Life registered representative's, or Safeco Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.


SCHEDULED TRANSFERS


You can choose among several investment strategies. . We may impose restrictions on the number of scheduled transfers that can be initiated during each contract year or on the investment options available for scheduled transfers. Once started, Dollar Cost Averaging and Appreciation or Interest Sweep scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" investment option and will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

     DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the Enhanced Fixed Account Option to any of the other portfolios.


     Dollar Cost Averaging transfers from the Enhanced Fixed Account Option are limited to 4% per quarter (1.33% monthly) of your value in the Enhanced Fixed Account Option as of the date of the initial transfer. There are no percentage limits on transfers out of the portfolios.


     APPRECIATION OR INTEREST SWEEP. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings from the Safeco RST Money Market Portfolio or earned interest up to 15% each contract year from the Enhanced Fixed Account Option to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the fixed account options or to the Safeco RST Money Market Portfolio.


     PORTFOLIO REBALANCING. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation Sweep; however, it is not available for the fixed account options.


     ASSET ALLOCATION PROGRAM. You may select one of five asset allocation models, each of which represents a combination of portfolios with a different level of risk. We may rely on the expertise of a third party in creating the models. Under the asset allocation program, your purchase payments are allocated to the portfolios in accordance with a model you have selected. Once every quarter, your investment in the portfolios will be adjusted to bring it back in accordance with the model you have selected. Once every year, the portfolios that comprise each model may change, and we will reallocate your investments to match the portfolios in the model you have chosen with your written authorization. We will give you prior notification before we reallocate your investments and you will have the opportunity to terminate your participation in the asset allocation program. Asset allocation can be used with Dollar Cost Averaging and Appreciation or Interest Sweep. The fixed account is not a part of the asset allocation models, however, you can allocate a portion of your investment to the fixed account with the remaining percentages being allocated in accordance with the model selected.


LIMITS ON EXCESSIVE TRANSFERS

Even though we permit the limited use of approved asset allocation programs, the contract and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by contract owners. Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.


We reserve the right to reject any transfer request if, in our judgment, you are engaging in a pattern of transfer that may disadvantage contract owners or would cause a portfolio to be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We further reserve the right to modify transfer privileges available under your contract at any time if we deem it necessary to protect the interests of contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet or telephone in making transfers.

In order to detect short term trading, professional market timing, or other large or frequent transfers, we review trading volumes every day in each portfolio offered in your contract. Although we can not detect all cases of professional market timing or short term trading, we will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular contract owners. If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will contact you to caution you to refrain from any market timing activity. We may restrict the number of transfers you can make to a limited frequency; for example, once every month. In some transfers that we determine to be part of a pattern of market timing, short term trading or other disruptive activity, we may reject your transfer request.

In addition, the portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners. Those portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In cases of large or frequent transfers, the portfolio managers may reject trades that they determine are detrimental to their other portfolio shareholders.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will inform you or your authorized agent in writing or by phone the next business day. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract owners.

We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your contract value may be lower due to lower returns in your portfolio investments.


5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge.


     MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each portfolio. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including distribution expenses. The rate of the mortality and expense risk charge will not be increased.

     ASSET RELATED ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge is not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased.


DISTRIBUTION CHARGE

If a withdrawal from the Enhanced Fixed Account Option, together with prior withdrawals and transfers during the contract year, exceed 15% of the value of the Enhanced Fixed Account Option, you may be assessed a distribution charge. This charge compensates us for the risk that the investments backing the assets allocated to this option may have to be liquidated earlier than anticipated to meet withdrawal requests.

The distribution charge is stated as a percentage of the amount withdrawn. It is 5% in the first five contract years and declines as follows:

CONTRACT YEAR           1      2     3     4     5     6     7     8     9+
----------------------------------------------------------------------------
Distribution Charge     5%     5%    5%    5%    5%    4%    3%    2%    0%

The distribution charge is deducted from the amount withdrawn, unless you tell us otherwise.

We will not assess the distribution charge for:

     -  annuity payments;

     -  Repetitive Withdrawals taken over life expectancy;


     -  eligible healthcare confinement withdrawals;

     -  death benefits; and

     -  premium taxes.


WITHDRAWAL CHARGE

We may deduct a withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.




TRANSFER CHARGE


You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the investment portfolio that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of Dollar Cost Averaging, Appreciation Sweep or Interest Sweep, Portfolio Rebalancing or asset allocation it will not be counted as part of your 12 free transfers.


PREMIUM TAXES


States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.


INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses.


6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Safeco Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings (including any positive market value adjustments) until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

QUALIFIED CONTRACTS

Contracts purchased as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), Deferred Compensation Plan ("457"), or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.


Furthermore, the Internal Revenue Service has recently proposed including the value of "other benefits" provided under annuity contracts for purposes of calculating required minimum distributions from IRAs. These other benefits might include the value of any minimum guaranteed death benefits provided under your Contract. It is unclear at this time whether these benefits will be considered in calculating required minimum distributions or how such calculation will be made. If the IRS does require these benefits to be included in the calculation, however, the amount of your required minimum distribution may be impacted. If you are purchasing a qualified Contract, you should consult a tax adviser.


To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.


WITHDRAWALS FROM ROTH IRAS

Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held a Roth IRA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISER FEES

Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The Internal Revenue Service has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.


NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age
59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.


TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the Contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer.


Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


DIVERSIFICATION

Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.


We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the owner of the separate account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

     -  by withdrawing all or some of your money during the accumulation phase;


     -  by taking Repetitive Withdrawals (described below);


     - by receiving payments during the income phase (see Section 2 - Annuity Payments); or


     - when a death benefit is paid to your beneficiary (see Section 8 - Death Benefit).


During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250, or the contract value if less. If you take a partial withdrawal, you must tell us from which investment options we are to take the withdrawal. However, withdrawals are not allowed from the Dollar Cost Averaging Fixed Account Option except upon surrender of the contract. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a distribution charge and a withdrawal charge. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply.


Withdrawals may be restricted or prohibited by the terms of qualified contracts.

If you have elected the Payments Based on a Number of Years annuity option, you can stop the annuity payments at any time and receive a lump sum equal to the remaining contract value. See section 2 - Annuity Payments for more information.


FREE WITHDRAWAL AMOUNT


There is no distribution charge on the first 15% of the Enhanced Fixed Account Option value withdrawn and/or transferred in a contract year. There is no withdrawal charge on the first withdrawal you make in a contract year but the distribution charge may apply. There is no market value adjustment on withdrawals from the Guaranteed Interest Period Fixed Account Option that are taken within 30 days after the end of the guaranteed period.


HEALTHCARE CONFINEMENT

If approved in your state, there is no distribution charge on withdrawals you make while you are confined in an eligible healthcare facility (or within 60 days after confinement ends) if:


     -  the confinement began after your contract date;

     - we receive confirmation that your confinement has continued for 30 or more consecutive days (60 days for contracts issued prior to April 30, 2004); and

     -  certain other conditions are met.


REPETITIVE WITHDRAWALS


You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:


     -  your life expectancy; or

     -  the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)
Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

     -  you attain age 59 1/2;

     -  you leave your job;

     -  you die or become disabled as defined by the Code;

     -  you experience a qualifying hardship (applies to contributions only); or

     - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM ("TEXAS ORP") Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

     - terminate employment in all eligible Texas institutions of higher education;

     -  retire;

     -  attain age 70 1/2; or

     -  die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.


MINIMUM VALUE REQUIREMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.


Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the fixed account options as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.


8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit provisions may be different for contracts issued prior to April 30, 2004. Please refer to your contract for variations.


DEATH DURING THE ACCUMULATION PHASE


If any owner dies during the accumulation phase, the death benefit is payable to the:

     - surviving owner or joint owner; or if none, or the owner is a non-natural person, then

     -  the surviving primary beneficiary; or if none, then

     -  the surviving contingent beneficiary; or if none, then

     -  the estate of the last owner to die.

If the owner is a non-natural person (e.g., a corporation or trust), the death of any annuitant is treated as the death of the owner. Therefore, a joint annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first annuitant.

If an annuitant dies during the accumulation phase, the owner may designate a new annuitant. If an annuitant is not designated, the owner will be named as an annuitant.

DEATH BENEFIT


The death benefit is the higher of:

     1) your contract value (as of the date indicated above); or

     2) if you are a sole owner or the oldest joint owner, the Minimum Guaranteed Death Benefit.


The Minimum Guaranteed Death Benefit is initially equal to your first purchase payment and is immediately increased by additional purchase payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The Minimum Guaranteed Death Benefit is reset on each 5-year contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding Minimum Guaranteed Death Benefit or is "stepped up" to your contract value on that date, if higher.

CALCULATION OF DEATH BENEFIT

We will determine the amount of and pay the death benefit upon receipt at our home office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment, and any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the Minimum Guaranteed Death Benefit exceeds the contract value, we will add money to your contract in order to satisfy the Minimum Guaranteed Death Benefit. The money added will be allocated to the investment options in the same manner as purchase payments. For limitations on the amount we will add, please see Limitations on Death Benefit described below.

PAYMENT OF DEATH BENEFIT


The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, beneficiaries should notify us of a death as promptly as possible to limit their risk of a decline in benefit value. We will waive any negative market value adjustment on the portion of the death benefit in a guaranteed period under the Guaranteed Interest Period Fixed Account Option that is withdrawn from the contract by the beneficiary within 60 days from the date we receive proof of death.


Under a non-qualified contract, the death benefit may be paid as:


     1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

     2) annuity payments made over life or life expectancy. To receive annuity payments, this election must be made within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the Minimum Guaranteed Death Benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.


If the age of the Annuitant or Contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the annuitant or contract owner.


DEATH DURING THE INCOME PHASE


During the income phase, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an owner dies before the entire contact value has been paid out, we will pay a death benefit equal to the contract value as of the date we receive proof of death and an election of how to take the death benefit payment. Other annuity options may have remaining annuity payments after the death of the annuitant. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See Section 2 - Annuity Payments for more information.

The right to receive the death benefit under Payment Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

     - surviving owner or joint owner; or if none, or the owner is a non-natural person, then

     -  the surviving primary beneficiary; or if none, then

     -  the surviving contingent beneficiary; or if none, then

     -  the estate of the last owner to die.

LIMITATION ON DEATH BENEFIT

At most, one Minimum Guaranteed Death Benefit will be paid during the life of the contract. In addition for contracts purchased on or after April 30, 2004, the maximum amount that we will add to your contract in order to satisfy the minimum guaranteed death benefit is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment.


BENEFICIARY

The  beneficiary under the contract is determined as follows:

     -  surviving owner or joint owner; or if none, then

     -  surviving primary beneficiaries; or if none, then

     -  surviving contingent beneficiaries; or if none, then

     -  estate of the last owner to die.


You designate one or more beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

9. OTHER INFORMATION


SAFECO LIFE


Safeco Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses. On March 15, 2004, Safeco Corporation announced that it has entered into an agreement to sell the Company to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004. This change of ownership will have no effect on your rights as a contract owner.


SEPARATE ACCOUNT

We established Safeco Separate Account C ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Safeco Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Safeco Life. Promises we make in the contract are general corporate obligations of Safeco Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

     - Transfer assets supporting the contracts from one subaccount to another or from the Separate Account to another separate account;

     - Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     - Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

     - Manage the Separate Account under the direction of a committee at any time;

     -  Make any changes required by applicable law or regulation; and

     - Modify the provisions of the contract to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.


GENERAL ACCOUNT

If you put your money into the fixed account options, it goes into Safeco Life's general account. The general account is made up of all of Safeco Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account options or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account options.

DISTRIBUTION (PRINCIPAL UNDERWRITER)


The contracts are distributed by Safeco Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Safeco Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Safeco Life and is located at 4854 154th Place NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). No amounts are retained by SSI for acting as principal underwriter for Safeco Life contracts.


The initial commissions paid to registered representatives on the sale of contracts are not more than 1.6% of purchase payments. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.


LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account or SSI is a party. Safeco Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Safeco Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.


RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

     -  the NYSE is closed (other than customary weekend or holiday closings);

     -  trading on the NYSE is restricted;

     - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

     -  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the fixed account options for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.


REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges or crediting additional interest to the fixed account options.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION


You can find more information about the Spinnaker Advisor Variable Annuity Contract as well as other products and financial services offered by Safeco Life Insurance companies on the Internet at http://www.safeco.com. This website is frequently updated with new information and can help you locate a representative near you.


FINANCIAL STATEMENTS

The financial statements of Safeco Life and Safeco Separate Account C are included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account

Auditors

Purchase of Contracts
Underwriter

Market Value Adjustment

Additional Tax Information
Annuity Provisions
Financial Statements

                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated April 30, 2004, for this prospectus, please complete this form, detach and mail to:

                          Safeco Life Insurance Company
                                   PO Box 3882
                             Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Safeco Spinnaker(R) Advisor Variable Annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

________________________________________________________________________________

                                    APPENDIX


ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                                                   2003           2002           2001           2000
                                                                   ----           ----           ----           ----
SAFECO RST CORE EQUITY SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.389
December 31 value                                              $      7.209   $      5.862   $      8.027   $      8.987
December 31 units                                                   200,994        180,497         71,470            232

SAFECO RST GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.332
December 31 value                                              $      8.906   $      6.321   $     10.290   $      8.764
December 31 units                                                   442,781        411,228        271,311            786

SAFECO RST MULTI-CAP CORE SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      8.471
December 31 value                                              $      7.517   $      5.244   $      7.002   $      7.951
December 31 units                                                    86,349         76,956         39,293          3,236

SAFECO RST BOND SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $     10.110
December 31 value                                              $     12.055   $     11.843   $     11.147   $     10.541
December 31 units                                                   246,071        275,457        131,682            487

SAFECO RST MONEY MARKET SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $     10.069
December 31 value                                              $     10.334   $     10.432   $     10.425   $     10.194
December 31 units                                                   316,587        458,796        495,602         76,757

SAFECO RST SMALL-CAP VALUE SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.511
December 31 value                                              $     14.525   $     10.321   $     10.973   $      9.181
December 31 units                                                   336,088        292,622        215,910             10

AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      8.915
December 31 value                                              $      5.544   $      4.440   $      5.825   $      7.995
December 31 units                                                    91,346        110,575         63,634          7,886

AIM V.I. GROWTH FUND  (SERIES I SHARES) SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      8.784
December 31 value                                              $      4.096   $      3.166   $      4.654   $      7.144
December 31 units                                                   133,380        139,963        148,352         17,053

AIM V.I. REAL ESTATE FUND (SERIES I SHARES)
  Formerly INVESCO VIF - Real Estate Opportunity
October 6 value (initial public offering)                                                                   $      9.745
December 31 value                                              $     14.550   $     10.634   $     10.142   $     10.368
December 31 units                                                   147,163         88,514         34,322            628

AIM V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES)
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     12.857
December 31 units                                                     1,864

                                                                   2003           2002           2001           2000
                                                                   ----           ----           ----           ----
AIM V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     12.833
December 31 units                                                       657

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.566
December 31 value                                              $      9.239   $      7.846   $      8.802   $      9.260
December 31 units                                                   366,981        284,028        180,330         26,017

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.312
December 31 value                                              $      5.967   $      4.862   $      6.195   $      8.886
December 31 units                                                   134,520        155,772        100,732         31,884

AMERICAN CENTURY VP  VALUE SUB-ACCOUNT
May 1 value (initial public offering)                                         $     10.000
December 31 value                                              $     11.052   $      8.695
December 31 units                                                    22,712          3,723

AMERICAN CENTURY VP ULTRA(R) CLASS II
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     11.822
December 31 units                                                     2,688

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.443
December 31 value                                              $     10.012   $      7.712   $      8.942   $      9.377
December 31 units                                                   780,031        707,712        447,328         85,547

DREYFUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      8.446
December 31 value                                              $      3.473   $      2.334   $      3.908   $      5.931
December 31 units                                                   188,568         97,481         54,801          2,086

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC - INITIAL
  SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.264
December 31 value                                              $      5.521   $      4.446   $      6.349   $      8.322
December 31 units                                                    69,524         59,992         37,403          2,633

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.509
December 31 value                                              $      8.249   $      6.907   $      8.415   $      9.413
December 31 units                                                   247,272        202,986         71,447          4,341

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $     10.105
December 31 value                                              $     12.140   $     11.737   $     11.050   $     10.507
December 31 units                                                   446,324        426,465        292,769            779

DREYFUS STOCK INDEX FUND - SERVICE SHARES
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     12.115
December 31 units                                                   259,374

                                                                   2003           2002           2001           2000
                                                                   ----           ----           ----           ----
FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.848
December 31 value                                              $     11.083   $      9.201   $      9.207   $      9.186
December 31 units                                                   190,381         37,610         29,559             10

FEDERATED CAPITAL INCOME  FUND II SUB-ACCOUNT (formerly
  known as Federated Utility Fund II)
October 6 value (initial public offering)                                                                   $      9.714
December 31 value                                              $      6.952   $      5.845   $      7.798   $      9.114
December 31 units                                                    19,578         20,742         16,926             10

FIDELITY VIP GROWTH SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.074
December 31 value                                              $      5.983   $      4.569   $      6.633   $      8.173
December 31 units                                                   597,866        534,070        281,785         87,223

FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.180
December 31 value                                              $      7.020   $      5.484   $      7.120   $      8.412
December 31 units                                                    85,118         70,291         36,997             10

FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.768
December 31 value                                              $      8.598   $      7.048   $      8.575   $      9.535
December 31 units                                                   384,126        286,443        154,532         22,133

FIDELITY VIP ASSET MANAGER PORTFOLIO
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     11.179
December 31 units                                                     1,707

FIDELITY VIP CONTRAFUND PORTFOLIO
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     12.402
December 31 units                                                    10,518

FIDELITY VIP EQUITY INCOME PORTFOLIO
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     12.586
December 31 units                                                    25,468

FRANKLIN SMALL CAP FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      8.992
December 31 value                                              $      6.167   $      4.559   $      6.486   $      7.765
December 31 units                                                   223,380        158,097        112,515         22,042

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $     10.105
December 31 value                                              $     12.120   $     12.031   $     11.120   $     10.543
December 31 units                                                   624,784        689,681        252,843            486

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)                                         $     10.000
December 31 value                                              $     10.452   $      8.474
December 31 units                                                    29,333         14,954

                                                                   2003           2002           2001           2000
                                                                   ----           ----           ----           ----
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
  SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      8.900
December 31 value                                              $     11.217   $      7.439   $      7.559   $      8.325
December 31 units                                                    29,407         18,820          2,853             10

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)                                         $     10.000
December 31 value                                              $     10.344   $      7.942
December 31 units                                                    27,037          6,178

ING VP NATURAL RESOURCES TRUST
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     13.731
December 31 units                                                     3,147

INVESCO VIF - HEALTH SCIENCES FUND
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     11.845
December 31 units                                                    17,566

JPMORGAN U.S. LARGE CAP CORE EQUITY SUB-ACCOUNT (formerly
  known as JPMorgan U.S. Disciplined Equity Portfolio)
October 6 value (initial public offering)                                                                   $      9.297
December 31 value                                              $      7.079   $      5.605   $      7.545   $      8.691
December 31 units                                                   756,835        932,299        560,828        124,227

JPMORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (formerly known as
  JPMorgan International Opportunities Portfolio)
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     13.275
December 31 units                                                     8,405

JPMORGAN MID CAP VALUE SUB-ACCOUNT
May 1 value (initial public offering)                          $      10.00
December 31 value                                              $     12.295
December 31 units                                                    13,268

SCUDDER VARIABLE SERIES I BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.655
December 31 value                                              $      8.489   $      7.303   $      8.725   $      9.424
December 31 units                                                   452,475        443,566        263,098         18,223

SCUDDER VARIABLE SERIES I INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                                                   $      9.331
December 31 value                                              $      6.271   $      4.980   $      6.190   $      9.085
December 31 units                                                    61,474         59,591         69,114          9,905

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      SPINNAKER(R) ADVISOR VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                            SAFECO SEPARATE ACCOUNT C
                                       AND
                          SAFECO LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-472-3326 or write to Safeco Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

This Statement of Additional Information and the prospectus are both dated April 30, 2004.


                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
GENERAL INFORMATION                                                            2
AUDITORS                                                                       2
PURCHASE OF CONTRACTS                                                          2
UNDERWRITER                                                                    3
MARKET VALUE ADJUSTMENT                                                        3
ADDITIONAL TAX INFORMATION                                                     4
   Note                                                                        4
   General                                                                     5
   Non-Qualified Annuity Contracts                                             5
   Tax Treatment of Withdrawals - Non-qualified Annuity Contracts              6
   Qualified Contracts                                                         6
   Tax Treatment of Withdrawals - Qualified Contracts                          7
   Tax Sheltered Annuities - Withdrawal Limitations                            8
   Income Tax Withholding                                                      8
   Diversification                                                             9
ANNUITY PROVISIONS                                                             9
   Annuity Unit Value                                                          9
   Variable Annuity Payments                                                  10
   Fixed Annuity Payments                                                     11
   Payments Based on a Number of Years                                        11
FINANCIAL STATEMENTS                                                          12

                               GENERAL INFORMATION


Safeco Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. On March 15, 2004, Safeco Corporation announced that it has entered into an agreement to sell the Company to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004.

We established Safeco Separate Account C ("the Separate Account") to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. Although the Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, this registration does not involve supervision of the management of the Separate Account or the Company by the SEC. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract.


                                    AUDITORS


The financial statements of Safeco Separate Account C at December 31, 2003 and for each of the two years in the period then ended and the financial statements of Safeco Life Insurance Company and Subsidiaries at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

                              PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

The amount of the distribution charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the distribution charge.

The distribution charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the distribution charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                                   UNDERWRITER

Safeco Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to an underwriter's agreement with us. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended 2001, 2002 and 2003, SSI received $6,188,812, $5,031,478 and $6,760,198 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.


                             MARKET VALUE ADJUSTMENT

If money is withdrawn from a guaranteed period under the Guaranteed Interest Period Fixed Account Option before the end of the guaranteed period, we will apply a Market Value Adjustment ("MVA"). The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. In general, the longer the time remaining to the end of the guaranteed period when the money is withdrawn, the greater the impact due to changing interest rates. The MVA can be positive or negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 90% of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. If amounts are taken from more than one guaranteed period at the same time, the MVA is calculated individually for each guaranteed period. The MVA formula is as follows:

                   MVA = W x (I SUB(c) - I SUB(n)) x F SUB(s)

where:

       W        = the amount withdrawn, transferred, or annuitized from a
                  guaranteed period under the Guaranteed Interest Period Fixed Account Option;
       I SUB(c) = the interest rate, in decimal form, credited on the money withdrawn, transferred, or annuitized;
       I SUB(n) = the interest rate, in decimal form, that would be credited on new money allocated to a guaranteed period of the same duration as the guaranteed period from which money is being taken;
       F SUB(s) = the adjustment factor, which varies by the length of time remaining in the guaranteed period and the interest rate credited on the money withdrawn, transferred, or annuitized;
       s        = the number of years remaining until the end of the guaranteed period from which money is being taken. The adjustment factor for partial years will be interpolated between whole-year adjustment factors.

                          ADJUSTMENT FACTORS (F SUB(s))

         NUMBER OF YEARS
         REMAINING IN THE            WHERE                           WHERE
        GUARANTEED PERIOD    I SUB(c) LESS THAN 6%    I SUB(c) GREATER THAN OR EQUAL TO 6%
        -----------------    ---------------------    ------------------------------------
                0                     0.00                            0.00
                1                     0.90                            0.90
                2                     1.80                            1.75
                3                     2.60                            2.50
                4                     3.40                            3.15

                5                     4.10                            3.80
                6                     4.80                            4.35
                7                     5.40                            4.85
                8                     6.00                            5.35
                9                     6.50                            5.75
               10                     7.00                            6.15

Examples of a MVA on withdrawals taken before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option:


EXAMPLE 1

     Assume a 5-year guaranteed period is purchased for $25,000 and earns annualized interest at 6.6%. Two years and 61 days later a total withdrawal is requested from this guaranteed period (there are 2 years and 304 days left to the end of the guaranteed period). A new 5-year guaranteed period is now earning 7.0%.

     The MVA that applies equals:

     $25,000 x 1.066 TO THE POWER OF(2+61/365) x (.066 - .070) x (1.75 + (2.50 - 1.75) x 304/365) =
     $28,713.97 x (-.004) x 2.375 = -$272.74
     $28,713.97 - 272.74 =$28,441.23

     The minimum guaranteed value after the MVA is .90 x $25,000 x
     1.03 TO THE POWER OF(2+61/365) = $23,988.46. Since $28,441.23 is greater than $23,988.46, the customer will receive $28,441.23.




EXAMPLE 2

     Assume a 3-year guaranteed period is purchased for $20,000 and earns annualized interest at 5.45%. Two years and 182 days later a total withdrawal is requested from this guaranteed period (there are 183 days left to the end of the guaranteed period). A new 3-year guaranteed period is now earning 5.00%.

     The MVA that applies equals:

     $20,000 x 1.0545 TO THE POWER OF(2+182/365) x (.0545 - .0500) x (.90 x 183/365) =
     $22,835.73 x .0045 x .4512 = $46.37
     $22,835.73 + 46.37 = $22,882.10

     The minimum guaranteed value after the MVA is .90 x $20,000 x
     1.03 TO THE POWER OF(2+182/365) = $19,379.75 Since $22,882.10 is greater than $19,379.75 the customer will receive $22,882.10.

From time to time we may limit or change guaranteed periods under the Guaranteed Interest Period Fixed Account Option. Not all guaranteed periods may be available in all states. For purposes of calculating MVAs, we will continue to set new money rates for all guaranteed periods.


                           ADDITIONAL TAX INFORMATION


NOTE

The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment from a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts there may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (I.E. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


NON-QUALIFIED ANNUITY CONTRACTS

Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income (including any positive MVAs).

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, E.G., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED ANNUITY CONTRACTS

In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED CONTRACTS

1. The following describes contracts offered to individual contract owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity ("IRA") or Roth Individual Retirement Annuity ("Roth IRA"), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus.

a.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

2. The following described contracts are offered to participants of employer-sponsored retirement plans. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

     On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE
     V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuity

     Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner reaches age 59 1/2;
(b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (d) distributions made to the owner who has separated from service after he or she has attained age 55; (e) distributions made to the owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner; (h) distributions made to pay qualified higher education expenses; and (i) distributions made to an owner for first home purchases; (j) distributions due to an IRS levy. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; c) distributions which are required minimum distributions; d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.


The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE

The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open for regular trading. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.




VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).


The number of annuity units attributed to a portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units attributed to the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.


The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The "Life Annuity with Guaranteed Period" option is described in the prospectus).

     (1)     Assumed number of accumulation units in a portfolio on maturity date        25,000

     (2)     Assumed value of an accumulation unit in a portfolio at maturity       $   12.5000

     (3)     Cash value of contract at maturity, (1) x (2)                          $   312,500

     (4)     Consideration required to purchase $1 of monthly annuity from
             Variable Annuity Purchase Rate Table                                   $    200.20

     (5)     Amount of first payment from a portfolio, (3) divided by (4)           $  1,560.94

     (6)     Assumed value of annuity unit in a portfolio at maturity               $   13.0000

     (7)     Number of annuity units attributed to a portfolio, (5) divided by (6)     120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

FIXED ANNUITY PAYMENTS


The amount of fixed annuity payments under a life annuity option (other than Payments Based on a Number of Years) remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. Safeco Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

PAYMENTS BASED ON A NUMBER OF YEARS

This option is designed so that payments from the contract will meet the IRS definition of "amounts received as an annuity" and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as "an amount received as an annuity," the following requirements must be met:

   FIXED PAYMENTS

   - The amount of each payment must be determinable on the annuity date for the specified term. We calculate Payments Based on a Number of Years by amortizing the contract value on the annuity date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract owner, but not less than 5 years nor more than the number of years to the annuitant's age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.
   - If the contract earns more than the contract's minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

   VARIABLE PAYMENTS

   - Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the annuity date for the term specified by the owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the contract value on the annuity date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year contract value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the portfolios to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the annuitant or at full surrender of the contract. The refund equals the full value of the undistributed accumulation units (and fixed account value, if any).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

   - Accumulation unit values for all portfolios on the annuity starting date equal $100,000;
   - Assumed investment return is 4%; and

   - Policyholder A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, Contract Owner A's first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate accumulation unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Based off of this, Policyholder A's second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A's third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate accumulation unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the accumulation units are exhausted.

                              FINANCIAL STATEMENTS


The Audited Consolidated Financial Statements of Safeco Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                          INDEX TO FINANCIAL STATEMENTS


                                                                                    PAGE
SAFECO SEPARATE ACCOUNT C

Statements of Assets and Liabilities as of December 31, 2003                          2

Statements of Operations for the Year Ended December 31, 2003                         4

Statements of Changes in Net Assets for the Year Ended December 31, 2002 and
2003                                                                                  9

Notes to Financial Statements                                                        18

Report of Ernst & Young LLP, Independent Auditors                                    32


SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

Report of Ernst & Young LLP, Independent Auditors                                     1

Consolidated Balance Sheets as of December 31, 2003 and 2002                          2

Consolidated Statements of Income for the years ended December 31, 2003, 2002
and 2001                                                                              4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2003, 2002 and 2001                                  5

Consolidated Statements of Comprehensive Income for
the years ended December 31, 2003, 2002 and 2001                                      6

Consolidated Statements of Cash Flows for the years ended December 31, 2003,
2002 and 2001                                                                         7

Notes to Consolidated Financial Statements                                            9

ANNUAL REPORT

DECEMBER 31, 2003

SAFECO SEPARATE ACCOUNT C

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

Safeco Separate Account C

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003.

                                                                                         MORTALITY
                                                                                         & EXPENSE
                                      INVESTMENTS       DIVIDENDS          TOTAL          CHARGES
SUB-ACCOUNT                           (AT VALUE)       RECEIVABLE         ASSETS          PAYABLE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Safeco Bond                         $   12,651,106   $            -   $   12,651,106   $            -   $   12,651,106
Safeco Core Equity                     108,221,763                -      108,221,763                -      108,221,763
Safeco Growth Opportunities             98,436,496                -       98,436,496                -       98,436,496
Safeco Money Market                      9,700,535                -        9,700,535                -        9,700,535
Safeco Multi-Cap Core                   21,550,077                -       21,550,077                -       21,550,077
Safeco Small-Cap Value                  19,069,923                -       19,069,923                -       19,069,923
INVESCO Health Sciences                    447,573                -          447,573                -          447,573
INVESCO Real Estate Opportunity          9,086,158                -        9,086,158                -        9,086,158
Dreyfus MidCap Stock                    21,659,238                -       21,659,238                -       21,659,238
Dreyfus Technology Growth                4,954,840                -        4,954,840                -        4,954,840
Dreyfus Appreciation                     8,378,609                -        8,378,609                -        8,378,609
Dreyfus Quality Bond                    10,197,603                -       10,197,603                -       10,197,603
Dreyfus Socially Responsible             3,428,958                -        3,428,958                -        3,428,958
Dreyfus Stock Index                      5,128,110                -        5,128,110                -        5,128,110
Fidelity Equity-Income                   1,958,929                -        1,958,929                -        1,958,929
Fidelity Growth                         20,016,626                -       20,016,626                -       20,016,626
Fidelity Asset Manager                     148,900                -          148,900                -          148,900
Fidelity Contrafund                     24,896,845                -       24,896,845                -       24,896,845
Fidelity Growth & Income                10,428,538                -       10,428,538                -       10,428,538
Fidelity Growth Opportunities            7,779,380                -        7,779,380                -        7,779,380
AIM Aggressive Growth                    7,129,192                -        7,129,192                -        7,129,192
AIM Capital Development                    130,957                -          130,957                -          130,957
AIM Growth                               5,864,135                -        5,864,135                -        5,864,135
AIM International Growth                    81,921                -           81,921                -           81,921
Federated High Income                    7,658,111                -        7,658,111                -        7,658,111
Federated International                  3,100,242                -        3,100,242                -        3,100,242
Federated Capital Income                 3,456,425                -        3,456,425                -        3,456,425
Franklin Small Cap                       6,017,601                -        6,017,601                -        6,017,601
Franklin U.S. Government                13,763,846                -       13,763,846                -       13,763,846
Mutual Shares Securities                 2,239,618                -        2,239,618                -        2,239,618
Templeton Developing Markets             1,181,084                -        1,181,084                -        1,181,084
Templeton Growth Securities              1,348,682                -        1,348,682                -        1,348,682
ING Natural Resources                    1,857,820                -        1,857,820                -        1,857,820
ING Emerging Markets                     2,050,522                -        2,050,522                -        2,050,522
Scudder Balanced                        34,707,131                -       34,707,131                -       34,707,131
Scudder International                   10,075,288                -       10,075,288                -       10,075,288
J.P. Morgan U.S. Large Cap Equity        9,064,082                -        9,064,082                -        9,064,082
J.P. Morgan International Equity         1,587,910                -        1,587,910                -        1,587,910
J.P. Morgan Mid Cap Value                  681,190                -          681,190                -          681,190
Wanger U.S. Smaller Companies              776,383                -          776,383                -          776,383
American Century Balanced               16,375,506                -       16,375,506                -       16,375,506
American Century International          12,576,159                -       12,576,159                -       12,576,159
American Century Value                     782,964                -          782,964                -          782,964
American Century Ultra                     159,282                -          159,282                -          159,282

                                                   SPINNAKER/MAINSAIL
                                                                       ACCUMULATION
                                                          UNITS            UNIT
                                      NET ASSETS       OUTSTANDING         VALUE
------------------------------------------------------------------------------------
Safeco Bond                         $    9,684,701          394,317   $       24.561
Safeco Core Equity                     106,772,808        2,331,666           45.793
Safeco Growth Opportunities             94,493,213        2,497,956           37.828
Safeco Money Market                      6,429,022          368,753           17.434
Safeco Multi-Cap Core                   20,900,947        1,105,214           18.911
Safeco Small-Cap Value                  14,188,166          846,355           16.764
INVESCO Health Sciences                    239,498           20,213           11.849
INVESCO Real Estate Opportunity          6,944,993          458,860           15.135
Dreyfus MidCap Stock                    13,849,504        1,282,150           10.802
Dreyfus Technology Growth                4,300,034        1,125,418            3.821
Dreyfus Appreciation                     6,338,819          734,819            8.626
Dreyfus Quality Bond                     4,779,411          381,551           12.526
Dreyfus Socially Responsible             3,045,079          520,059            5.855
Dreyfus Stock Index                      1,985,882          163,869           12.119
Fidelity Equity-Income                   1,638,406          130,138           12.590
Fidelity Growth                         16,439,813        2,605,121            6.311
Fidelity Asset Manager                     129,818           11,609           11.183
Fidelity Contrafund                     24,766,390        1,979,136           12.514
Fidelity Growth & Income                 7,125,955          800,380            8.903
Fidelity Growth Opportunities            7,181,818          911,889            7.876
AIM Aggressive Growth                    6,622,805        1,116,644            5.931
AIM Capital Development                    106,993            8,319           12.861
AIM Growth                               5,317,815        1,247,950            4.261
AIM International Growth                    73,483            5,724           12.837
Federated High Income                    5,548,087          410,718           13.508
Federated International                  3,100,242          217,487           14.255
Federated Capital Income                 3,320,329          285,589           11.626
Franklin Small Cap                       4,640,008          690,155            6.723
Franklin U.S. Government                 6,191,158          492,680           12.566
Mutual Shares Securities                 1,933,031          184,787           10.461
Templeton Developing Markets               851,211           78,718           10.813
Templeton Growth Securities              1,069,023          103,265           10.352
ING Natural Resources                    1,814,604          113,256           16.022
ING Emerging Markets                     2,050,522          220,067            9.318
Scudder Balanced                        30,865,880        1,518,848           20.322
Scudder International                    9,689,786          727,804           13.314
J.P. Morgan U.S. Large Cap Equity        3,706,234          507,522            7.303
J.P. Morgan International Equity         1,476,331          111,176           13.279
J.P. Morgan Mid Cap Value                  518,055           42,121           12.299
Wanger U.S. Smaller Companies              776,383           23,822           32.591
American Century Balanced               12,985,131        1,212,429           10.710
American Century International          11,773,492        1,598,479            7.365
American Century Value                     531,946           48,090           11.061
American Century Ultra                     127,500           10,781           11.826

                                                   SPINNAKER ADVISOR
                                                                       ACCUMULATION
                                                          UNITS            UNIT
                                      NET ASSETS       OUTSTANDING         VALUE
------------------------------------------------------------------------------------
Safeco Bond                         $    2,966,405          246,071   $       12.055
Safeco Core Equity                       1,448,955          200,994            7.209
Safeco Growth Opportunities              3,943,283          442,781            8.906
Safeco Money Market                      3,271,513          316,587           10.334
Safeco Multi-Cap Core                      649,130           86,349            7.517
Safeco Small-Cap Value                   4,881,757          336,088           14.525
INVESCO Health Sciences                    208,075           17,566           11.845
INVESCO Real Estate Opportunity          2,141,165          147,163           14.550
Dreyfus MidCap Stock                     7,809,734          780,031           10.012
Dreyfus Technology Growth                  654,806          188,568            3.473
Dreyfus Appreciation                     2,039,790          247,272            8.249
Dreyfus Quality Bond                     5,418,192          446,324           12.140
Dreyfus Socially Responsible               383,879           69,524            5.521
Dreyfus Stock Index                      3,142,228          259,374           12.115
Fidelity Equity-Income                     320,523           25,468           12.586
Fidelity Growth                          3,576,813          597,866            5.983
Fidelity Asset Manager                      19,082            1,707           11.179
Fidelity Contrafund                        130,455           10,518           12.402
Fidelity Growth & Income                 3,302,583          384,126            8.598
Fidelity Growth Opportunities              597,562           85,118            7.020
AIM Aggressive Growth                      506,387           91,346            5.544
AIM Capital Development                     23,964            1,864           12.857
AIM Growth                                 546,320          133,380            4.096
AIM International Growth                     8,438              657           12.833
Federated High Income                    2,110,024          190,381           11.083
Federated International                          -                -                -
Federated Capital Income                   136,096           19,578            6.952
Franklin Small Cap                       1,377,593          223,380            6.167
Franklin U.S. Government                 7,572,688          624,784           12.120
Mutual Shares Securities                   306,587           29,333           10.452
Templeton Developing Markets               329,873           29,407           11.217
Templeton Growth Securities                279,659           27,037           10.344
ING Natural Resources                       43,216            3,147           13.731
ING Emerging Markets                             -                -                -
Scudder Balanced                         3,841,251          452,475            8.489
Scudder International                      385,502           61,474            6.271
J.P. Morgan U.S. Large Cap Equity        5,357,848          756,835            7.079
J.P. Morgan International Equity           111,579            8,405           13.275
J.P. Morgan Mid Cap Value                  163,135           13,268           12.295
Wanger U.S. Smaller Companies                    -                -                -
American Century Balanced                3,390,375          366,981            9.239
American Century International             802,667          134,520            5.967
American Century Value                     251,018           22,712           11.052
American Century Ultra                      31,782            2,688           11.822

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
YEAR OR PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                          SAFECO         SAFECO          SAFECO          SAFECO
                                                          SAFECO           CORE          GROWTH           MONEY         MULTI-CAP
                                                           BOND           EQUITY      OPPORTUNITIES      MARKET           CORE
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     564,486   $     949,052   $           -   $      57,923   $      56,820
   Mortality and Expense Risk Charge                       (172,921)     (1,239,272)     (1,024,531)       (142,036)       (224,259)
   Asset-Related Administration Charge                      (22,358)       (148,994)       (124,196)        (19,472)        (27,081)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                369,207        (439,214)     (1,148,727)       (103,585)       (194,520)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                  68,618      (4,781,762)     (4,520,102)              -      (1,111,744)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (192,173)     25,935,351      34,652,233               -       7,804,567
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                             (123,555)     21,153,589      30,132,131               -       6,692,824
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $     245,652   $  20,714,375   $  28,983,404   $    (103,585)  $   6,498,303
                                                      =============   =============   =============   =============   =============

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                         SAFECO          INVESCO         INVESCO         DREYFUS         DREYFUS
                                                        SMALL-CAP        HEALTH        REAL ESTATE       MIDCAP        TECHNOLOGY
                                                          VALUE         SCIENCES@      OPPORTUNITY        STOCK          GROWTH
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     100,877   $           -   $     134,168   $      52,114   $           -
   Mortality and Expense Risk Charge                       (182,830)         (2,030)        (81,117)       (211,726)        (42,872)
   Asset-Related Administration Charge                      (23,759)           (278)        (10,452)        (28,446)         (5,344)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                               (105,712)         (2,308)         42,599        (188,058)        (48,216)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                 174,930             250          95,087         (23,037)       (269,368)
   Realized Capital Gain Distributions Received             286,159               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       4,915,176          40,360       2,020,107       4,835,235       1,633,200
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            5,376,265          40,610       2,115,193       4,812,198       1,363,832
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   5,270,553   $      38,302   $   2,157,793   $   4,624,140   $   1,315,616
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                         DREYFUS         DREYFUS         DREYFUS        FIDELITY
                                                         DREYFUS         QUALITY        SOCIALLY          STOCK          EQUITY-
                                                      APPRECIATION        BOND         RESPONSIBLE       INDEX@          INCOME@
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     106,783   $     369,400   $       3,475   $      21,969   $           -
   Mortality and Expense Risk Charge                        (88,758)       (116,071)        (36,003)        (17,305)         (5,447)
   Asset-Related Administration Charge                      (11,477)        (16,580)         (4,467)         (2,539)           (693)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                  6,548         236,749         (36,995)          2,125          (6,140)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (124,518)         45,831        (154,490)         10,240           1,321
   Realized Capital Gain Distributions Received                   -         218,954               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,447,541        (209,897)        836,764         403,596         183,499
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            1,323,023          54,888         682,274         413,836         184,820
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   1,329,571   $     291,637   $     645,279   $     415,961   $     178,680
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FIDELITY                        FIDELITY        FIDELITY
                                                        FIDELITY          ASSET         FIDELITY        GROWTH &         GROWTH
                                                         GROWTH         MANAGER@       CONTRAFUND        INCOME       OPPORTUNITIES
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $      41,480   $           -   $     101,341   $      82,470   $      52,857
   Mortality and Expense Risk Charge                       (204,093)           (566)       (271,563)       (102,929)        (86,087)
   Asset-Related Administration Charge                      (25,873)            (68)        (32,537)        (13,594)        (10,555)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                               (188,486)           (634)       (202,759)        (34,053)        (43,785)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (544,981)          1,438        (677,301)        (70,058)       (411,055)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       5,225,981           6,648       6,145,614       1,744,428       2,195,241
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            4,681,000           8,086       5,468,313       1,674,370       1,784,186
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   4,492,514   $       7,452   $   5,265,554   $   1,640,317   $   1,740,401
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           AIM             AIM                             AIM          FEDERATED
                                                       AGGRESSIVE        CAPITAL           AIM        INTERNATIONAL       HIGH
                                                         GROWTH       DEVELOPMENT@       GROWTH          GROWTH@         INCOME
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $           -   $           -   $           -   $         354   $     385,446
   Mortality and Expense Risk Charge                        (75,064)           (495)        (63,613)           (581)        (78,389)
   Asset-Related Administration Charge                       (9,220)            (62)         (7,858)            (81)        (10,074)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                (84,284)           (557)        (71,471)           (308)        296,983
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (372,431)          1,131        (463,586)           (964)       (274,528)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,849,549          11,537       1,867,971           9,934       1,100,411
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            1,477,118          12,668       1,404,385           8,970         825,883
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   1,392,834   $      12,111   $   1,332,914   $       8,662   $   1,122,866
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FEDERATED                       FRANKLIN         MUTUAL
                                                        FEDERATED        CAPITAL        FRANKLIN          U.S.           SHARES
                                                      INTERNATIONAL      INCOME         SMALL CAP      GOVERNMENT      SECURITIES
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $           -   $     201,121   $           -   $     890,501   $      15,431
   Mortality and Expense Risk Charge                        (33,940)        (39,093)        (54,498)       (182,638)        (18,981)
   Asset-Related Administration Charge                       (4,064)         (4,746)         (7,002)        (26,233)         (2,388)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                (38,004)        157,282         (61,500)        681,630          (5,938)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (635,272)       (342,421)       (139,101)       (274,379)         13,472
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,399,948         736,805       1,580,241        (301,816)        365,482
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                              764,676         394,384       1,441,140        (576,195)        378,954
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $     726,672   $     551,666   $   1,379,640   $     105,435   $     373,016
                                                      =============   =============   =============   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                        TEMPLETON       TEMPLETON          ING             ING
                                                       DEVELOPING        GROWTH          NATURAL        EMERGING         SCUDDER
                                                         MARKETS       SECURITIES       RESOURCES        MARKETS        BALANCED
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $       7,627   $      11,686   $           -   $           -   $     818,096
   Mortality and Expense Risk Charge                        (11,445)         (9,891)        (19,413)        (20,568)       (419,653)
   Asset-Related Administration Charge                       (1,583)         (1,278)         (2,327)         (2,462)        (52,023)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                 (5,401)            517         (21,740)        (23,030)        346,420
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                 207,097           8,069         (16,183)       (283,035)     (1,266,913)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                         250,289         257,924         448,484         932,906       5,965,829
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                              457,386         265,993         432,301         649,871       4,698,916
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $     451,985   $     266,510   $     410,561   $     626,841   $   5,045,336
                                                      =============   =============   =============   =============   =============

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                       J.P. MORGAN     J.P. MORGAN     J.P. MORGAN       WANGER
                                                         SCUDDER       U.S. LARGE     INTERNATIONAL      MID CAP      U.S. SMALLER
                                                      INTERNATIONAL    CAP EQUITY        EQUITY@         VALUE@         COMPANIES
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $      75,177   $      68,105   $           -   $           -   $           -
   Mortality and Expense Risk Charge                       (114,156)       (108,743)         (4,089)         (3,904)         (8,563)
   Asset-Related Administration Charge                      (13,863)        (15,670)           (508)           (494)         (1,025)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                (52,842)        (56,308)         (4,597)         (4,398)         (9,588)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                              (1,610,808)       (459,455)          7,895           8,275         (11,939)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       3,862,439       2,583,034         161,464          79,199         255,968
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            2,251,631       2,123,579         169,359          87,474         244,029
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   2,198,789   $   2,067,271   $     164,762   $      83,076   $     234,441
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              SUB-ACCOUNTS
                                                      -------------------------------------------------------------
                                                        AMERICAN        AMERICAN        AMERICAN        AMERICAN
                                                         CENTURY         CENTURY         CENTURY         CENTURY
                                                        BALANCED      INTERNATIONAL       VALUE          ULTRA@
                                                      -------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     345,346   $      81,140   $       2,062   $           -
   Mortality and Expense Risk Charge                       (174,254)       (141,383)         (4,844)           (750)
   Asset-Related Administration Charge                      (22,229)        (17,502)           (638)            (98)
                                                      -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                148,863         (77,745)         (3,420)           (848)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (217,158)       (483,739)          6,306             387
   Realized Capital Gain Distributions Received                   -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       2,402,201       3,065,828         115,628          13,554
                                                      -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            2,185,043       2,582,089         121,934          13,941
                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   2,333,906   $   2,504,344   $     118,514   $      13,093
                                                      =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31, 2002 AND 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                         SAFECO          SAFECO          SAFECO          SAFECO
                                                         SAFECO           CORE           GROWTH           MONEY         MULTI-CAP
                                                          BOND           EQUITY       OPPORTUNITIES      MARKET           CORE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  11,019,864   $ 145,162,530   $ 131,232,260   $  13,228,139   $  23,146,396
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             511,594        (446,429)     (1,404,519)         11,611        (247,725)
   Realized Gains (Losses)                                   31,869      (6,479,161)     (3,640,780)              -      (1,488,961)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         229,783     (31,665,928)    (45,340,224)              -      (4,017,096)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                773,246     (38,591,518)    (50,385,523)         11,611      (5,753,782)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  4,283,097      16,072,453      17,686,320      11,998,528       4,081,097
      Spinnaker Advisor                                   2,100,950         933,291       2,902,848      26,147,231         235,834
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,889,549)    (28,065,022)    (23,597,540)    (12,927,341)     (5,749,686)
      Spinnaker Advisor                                    (472,993)       (162,286)     (1,518,675)    (26,531,192)        (15,021)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (33,880)       (151,793)        (41,081)        (16,547)        (10,718)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,987,625     (11,373,357)     (4,568,128)     (1,329,321)     (1,458,494)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,760,871     (49,964,875)    (54,953,651)     (1,317,710)     (7,212,276)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          13,780,735      95,197,655      76,278,609      11,910,429      15,934,120

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             369,207        (439,214)     (1,148,727)       (103,585)       (194,520)
   Realized Gains (Losses)                                   68,618      (4,781,762)     (4,520,102)              -      (1,111,744)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (192,173)     25,935,351      34,652,233               -       7,804,567
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                245,652      20,714,375      28,983,404        (103,585)      6,498,303
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,077,999      12,073,502      10,241,509      10,005,997       3,893,184
      Spinnaker Advisor                                     944,309         687,260         536,002      30,889,517         220,351
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (4,060,054)    (19,767,068)    (17,288,329)    (10,624,974)     (4,856,056)
      Spinnaker Advisor                                  (1,295,879)       (556,857)       (276,545)    (32,358,133)       (131,035)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (41,656)       (127,104)        (38,154)        (18,716)         (8,790)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           (1,375,281)     (7,690,267)     (6,825,517)     (2,106,309)       (882,346)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,129,629)     13,024,108      22,157,887      (2,209,894)      5,615,957
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  12,651,106   $ 108,221,763   $  98,436,496   $   9,700,535   $  21,550,077
                                                      =============   =============   =============   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           SAFECO          INVESCO         INVESCO         DREYFUS         DREYFUS
                                                          SMALL-CAP        HEALTH        REAL ESTATE       MIDCAP        TECHNOLOGY
                                                            VALUE         SCIENCES@      OPPORTUNITY        STOCK          GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   9,784,287   $           -   $   1,454,955   $  11,697,514   $   2,931,028
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (101,831)              -           9,161        (148,336)        (34,971)
   Realized Gains (Losses)                                   32,537               -          21,666        (214,888)       (396,105)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (816,363)              -           8,597      (1,765,644)       (886,315)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               (885,657)              -          39,424      (2,128,868)     (1,317,391)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  5,121,328               -       3,354,509       5,688,530       1,211,853
      Spinnaker Advisor                                   2,647,654               -         859,834       2,615,616         179,977
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,033,885)              -        (913,532)     (3,422,256)       (784,031)
      Spinnaker Advisor                                  (1,789,207)              -        (265,088)       (403,540)        (29,291)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                       (906)              -          (1,587)         (5,415)         (4,104)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            2,944,984               -       3,034,136       4,472,935         574,404
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,059,327               -       3,073,560       2,344,067        (742,987)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          11,843,614               -       4,528,515      14,041,581       2,188,041

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (105,712)         (2,308)         42,599        (188,058)        (48,216)
   Realized Gains (Losses)                                  461,089             250          95,087         (23,037)       (269,368)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       4,915,176          40,360       2,020,107       4,835,235       1,633,200
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              5,270,553          38,302       2,157,793       4,624,140       1,315,616
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,908,688         268,364       2,965,017       5,520,206       1,963,066
      Spinnaker Advisor                                   1,887,061         190,356       1,375,773       1,688,199         315,575
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,465,788)        (47,591)     (1,266,951)     (3,211,564)       (780,312)
      Spinnaker Advisor                                  (1,372,871)         (1,852)       (670,657)       (997,250)        (43,342)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (1,334)             (6)         (3,332)         (6,074)         (3,804)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,955,756         409,271       2,399,850       2,993,517       1,451,183
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   7,226,309         447,573       4,557,643       7,617,657       2,766,799
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  19,069,923   $     447,573   $   9,086,158   $  21,659,238   $   4,954,840
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                         DREYFUS         DREYFUS         DREYFUS        FIDELITY
                                                         DREYFUS         QUALITY        SOCIALLY          STOCK          EQUITY-
                                                      APPRECIATION        BOND         RESPONSIBLE       INDEX@          INCOME@
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   4,381,474   $   5,361,402   $   3,269,155   $           -   $           -
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                              (1,941)        257,115         (33,246)              -               -
   Realized Gains (Losses)                                 (128,099)        (13,960)       (297,609)              -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (996,196)        205,163        (701,257)              -               -
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (1,126,236)        448,318      (1,032,112)              -               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,314,376       2,173,915         893,145               -               -
      Spinnaker Advisor                                   1,186,674       2,443,952         160,853               -               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,501,360)     (1,259,280)       (754,746)              -               -
      Spinnaker Advisor                                    (131,104)       (954,343)        (43,740)              -               -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (2,616)         (7,816)         (3,450)              -               -
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            2,865,970       2,396,428         252,062               -               -
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,739,734       2,844,746        (780,050)              -               -
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           6,121,208       8,206,148       2,489,105               -               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               6,548         236,749         (36,995)          2,125          (6,140)
   Realized Gains (Losses)                                 (124,518)        264,785        (154,490)         10,240           1,321
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,447,541        (209,897)        836,764         403,596         183,499
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              1,329,571         291,637         645,279         415,961         178,680
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,920,575       3,017,458         682,470       1,894,790       1,517,441
      Spinnaker Advisor                                     607,134       2,364,323          60,589       3,094,022         308,645
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,309,967)     (1,552,422)       (431,612)        (53,378)        (24,599)
      Spinnaker Advisor                                    (286,074)     (2,118,481)        (13,598)       (223,165)        (21,148)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (3,838)        (11,060)         (3,275)           (120)            (90)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              927,830       1,699,818         294,574       4,712,149       1,780,249
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,257,401       1,991,455         939,853       5,128,110       1,958,929
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   8,378,609   $  10,197,603   $   3,428,958   $   5,128,110   $   1,958,929
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FIDELITY                        FIDELITY        FIDELITY
                                                        FIDELITY          ASSET         FIDELITY        GROWTH &         GROWTH
                                                         GROWTH         MANAGER@       CONTRAFUND        INCOME       OPPORTUNITIES
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  15,800,694   $           -   $  24,730,041   $   5,122,402   $   8,141,961
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (174,228)              -        (124,372)        (13,183)        (23,206)
   Realized Gains (Losses)                                 (884,028)              -        (915,018)       (178,073)       (656,997)
   Net Change in Unrealized Appreciation
     (Depreciation)                                      (4,576,225)              -      (1,514,291)     (1,003,140)     (1,232,745)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (5,634,481)              -      (2,553,681)     (1,194,396)     (1,912,948)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  5,508,991               -       3,253,674       2,325,622       1,607,827
      Spinnaker Advisor                                   1,809,138               -               -       1,403,105         261,897
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,443,755)              -      (4,885,987)     (1,116,644)     (1,878,883)
      Spinnaker Advisor                                    (345,128)              -               -        (310,246)        (31,186)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (37,962)              -         (56,867)         (5,074)        (12,348)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            3,491,284               -      (1,689,180)      2,296,763         (52,693)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,143,197)              -      (4,242,861)      1,102,367      (1,965,641)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          13,657,497               -      20,487,180       6,224,769       6,176,320

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (188,486)           (634)       (202,759)        (34,053)        (43,785)
   Realized Gains (Losses)                                 (544,981)          1,438        (677,301)        (70,058)       (411,055)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       5,225,981           6,648       6,145,614       1,744,428       2,195,241
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              4,492,514           7,452       5,265,554       1,640,317       1,740,401
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  4,154,860         163,122       3,802,060       3,248,526       1,085,354
      Spinnaker Advisor                                     903,556          18,468         118,978       1,322,404         136,908
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,612,076)        (40,082)     (4,730,004)     (1,465,905)     (1,296,042)
      Spinnaker Advisor                                    (542,689)              -            (705)       (534,105)        (51,890)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (37,036)            (60)        (46,218)         (7,468)        (11,671)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,866,615         141,448        (855,889)      2,563,452        (137,341)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,359,129         148,900       4,409,665       4,203,769       1,603,060
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  20,016,626   $     148,900   $  24,896,845   $  10,428,538   $   7,779,380
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           AIM             AIM                             AIM          FEDERATED
                                                       AGGRESSIVE        CAPITAL           AIM        INTERNATIONAL       HIGH
                                                         GROWTH       DEVELOPMENT@       GROWTH          GROWTH@         INCOME
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   6,556,677   $           -   $   5,927,188   $           -   $   5,185,034
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (83,455)              -         (70,269)              -         436,998
   Realized Gains (Losses)                                 (455,862)              -        (710,471)              -        (383,298)
   Net Change in Unrealized Appreciation
     (Depreciation)                                      (1,091,198)              -      (1,199,301)              -         (76,818)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (1,630,515)              -      (1,980,041)              -         (23,118)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,867,267               -       1,690,274               -         873,013
      Spinnaker Advisor                                     263,526               -         140,382               -         102,838
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,578,956)              -      (1,274,346)              -      (1,427,998)
      Spinnaker Advisor                                     (50,067)              -        (161,354)              -         (28,934)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (4,874)              -          (3,632)              -         (12,859)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              496,896               -         391,324               -        (493,940)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,133,619)              -      (1,588,717)              -        (517,058)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           5,423,058               -       4,338,471               -       4,667,976

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (84,284)           (557)        (71,471)           (308)        296,983
   Realized Gains (Losses)                                 (372,431)          1,131        (463,586)           (964)       (274,528)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,849,549          11,537       1,867,971           9,934       1,100,411
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              1,392,834          12,111       1,332,914           8,662       1,122,866
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,413,483         109,126       1,083,435          64,390       2,129,290
      Spinnaker Advisor                                     602,164          23,164          47,360       2,366,476       3,320,032
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,004,344)        (12,937)       (866,029)              -      (1,795,451)
      Spinnaker Advisor                                    (693,151)           (507)        (68,708)     (2,357,607)     (1,772,449)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (4,852)              -          (3,308)              -         (14,153)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              313,300         118,846         192,750          73,259       1,867,269
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,706,134         130,957       1,525,664          81,921       2,990,135
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   7,129,192   $     130,957   $   5,864,135   $      81,921   $   7,658,111
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FEDERATED                       FRANKLIN         MUTUAL
                                                        FEDERATED        CAPITAL        FRANKLIN          U.S.           SHARES
                                                      INTERNATIONAL      INCOME         SMALL CAP      GOVERNMENT      SECURITIES#
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   4,374,170   $   4,721,061   $   4,009,840   $   4,685,022   $           -
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (49,576)        160,786         (40,913)        322,633          (2,595)
   Realized Gains (Losses)                                 (869,034)       (576,079)       (415,730)         32,056             (42)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         (33,162)       (738,513)       (898,922)        287,832         (13,150)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               (951,772)     (1,153,806)     (1,355,565)        642,521         (15,787)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    434,614         662,067       1,423,658       4,205,047         700,735
      Spinnaker Advisor                                           -          39,349       1,752,738       8,922,253         126,589
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,062,016)     (1,175,146)       (964,164)     (1,723,030)        (22,103)
      Spinnaker Advisor                                           -         (10,684)     (1,471,701)     (3,864,357)              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (6,285)        (22,726)         (1,927)         (8,890)            (60)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS             (633,687)       (507,140)        738,604       7,531,023         805,161
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,585,459)     (1,660,946)       (616,961)      8,173,544         789,374
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           2,788,711       3,060,115       3,392,879      12,858,566         789,374

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (38,004)        157,282         (61,500)        681,630          (5,938)
   Realized Gains (Losses)                                 (635,272)       (342,421)       (139,101)       (274,379)         13,472
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,399,948         736,805       1,580,241        (301,816)        365,482
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                726,672         551,666       1,379,640         105,435         373,016
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    294,746         470,393       1,678,297       4,810,133       1,240,191
      Spinnaker Advisor                                           -          29,708         495,965      19,672,719         158,035
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                   (704,986)       (598,679)       (793,158)     (3,201,339)       (285,769)
      Spinnaker Advisor                                           -         (38,135)       (134,347)    (20,458,824)        (33,274)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (4,901)        (18,643)         (1,675)        (22,844)         (1,955)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS             (415,141)       (155,356)      1,245,082         799,845       1,077,228
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     311,531         396,310       2,624,722         905,280       1,450,244
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   3,100,242   $   3,456,425   $   6,017,601   $  13,763,846   $   2,239,618
                                                      =============   =============   =============   =============   =============

# For the period from May 1, 2002 (commencement of operations) through December
  31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                        TEMPLETON       TEMPLETON          ING             ING
                                                       DEVELOPING        GROWTH          NATURAL        EMERGING         SCUDDER
                                                         MARKETS       SECURITIES#      RESOURCES        MARKETS        BALANCED
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $     136,247   $           -   $   1,886,458   $   1,937,425   $  39,930,149
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               8,164            (750)        (21,428)        (25,802)        527,717
   Realized Gains (Losses)                                  (33,254)         (1,242)        (71,558)       (298,176)     (1,521,499)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         (13,334)        (21,271)         21,718         130,075      (5,663,360)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                (38,424)        (23,263)        (71,268)       (193,903)     (6,657,142)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    698,324         279,570         247,485         240,280       6,048,396
      Spinnaker Advisor                                   1,929,877          50,161               -               -       2,550,614
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                   (464,650)        (13,082)       (489,994)       (415,873)     (8,144,354)
      Spinnaker Advisor                                  (1,804,696)           (155)              -               -      (1,022,249)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                          -             (90)         (5,685)         (2,756)        (94,711)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              358,855         316,404        (248,194)       (178,349)       (662,304)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     320,431         293,141        (319,462)       (372,252)     (7,319,446)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                             456,678         293,141       1,566,996       1,565,173      32,610,703

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                              (5,401)            517         (21,740)        (23,030)        346,420
   Realized Gains (Losses)                                  207,097           8,069         (16,183)       (283,035)     (1,266,913)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         250,289         257,924         448,484         932,906       5,965,829
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                451,985         266,510         410,561         626,841       5,045,336
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    671,737         689,116         141,662         258,979       3,737,175
      Spinnaker Advisor                                  10,214,968         200,389          40,258               -         548,067
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                   (369,173)        (70,815)       (297,121)       (398,398)     (6,665,714)
      Spinnaker Advisor                                 (10,244,928)        (29,384)              -               -        (482,024)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                       (183)           (275)         (4,536)         (2,073)        (86,412)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              272,421         789,031        (119,737)       (141,492)     (2,948,908)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     724,406       1,055,541         290,824         485,349       2,096,428
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   1,181,084   $   1,348,682   $   1,857,820   $   2,050,522   $  34,707,131
                                                      =============   =============   =============   =============   =============

# For the period from May 1, 2002 (commencement of operations) through December
  31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                       J.P. MORGAN     J.P. MORGAN     J.P. MORGAN       WANGER
                                                         SCUDDER       U.S. LARGE     INTERNATIONAL      MID CAP      U.S. SMALLER
                                                      INTERNATIONAL    CAP EQUITY        EQUITY@         VALUE@         COMPANIES
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  12,967,436   $   7,922,983   $           -   $           -   $   1,233,820
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (59,055)       (114,153)              -               -         (13,682)
   Realized Gains (Losses)                               (1,907,159)       (327,464)              -               -         (28,619)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (424,714)     (2,032,155)              -               -        (168,577)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (2,390,928)     (2,473,772)              -               -        (210,878)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,392,110       1,223,395               -               -         182,458
      Spinnaker Advisor                                   3,086,044       2,909,782               -               -               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,664,663)       (876,080)              -               -        (497,720)
      Spinnaker Advisor                                  (3,136,743)       (437,919)              -               -               -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (20,401)        (11,062)              -               -          (1,140)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           (1,343,653)      2,808,116               -               -        (316,402)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,734,581)        334,344               -               -        (527,280)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           9,232,855       8,257,327               -               -         706,540

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (52,842)        (56,308)         (4,597)         (4,398)         (9,588)
   Realized Gains (Losses)                               (1,610,808)       (459,455)          7,895           8,275         (11,939)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       3,862,439       2,583,034         161,464          79,199         255,968
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              2,198,789       2,067,271         164,762          83,076         234,441
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    975,354         888,015       1,470,382         539,936           4,596
      Spinnaker Advisor                                   3,325,356         770,404       1,450,177         162,288               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,260,661)     (1,018,678)       (139,948)        (89,065)       (168,223)
      Spinnaker Advisor                                  (3,379,906)     (1,887,554)     (1,357,463)        (15,013)              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (16,499)        (12,703)              -             (32)           (971)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           (1,356,356)     (1,260,516)      1,423,148         598,114        (164,598)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     842,433         806,755       1,587,910         681,190          69,843
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  10,075,288   $   9,064,082   $   1,587,910   $     681,190   $     776,383
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              SUB-ACCOUNTS
                                                      -------------------------------------------------------------
                                                        AMERICAN        AMERICAN        AMERICAN        AMERICAN
                                                         CENTURY         CENTURY         CENTURY         CENTURY
                                                        BALANCED      INTERNATIONAL      VALUE#          ULTRA@
                                                      -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  13,698,012   $  13,696,958   $           -   $           -
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             169,351         (69,741)           (693)              -
   Realized Gains (Losses)                                 (684,663)       (982,192)           (471)              -
   Net Change in Unrealized Appreciation
     (Depreciation)                                      (1,106,085)     (1,876,574)         (4,119)              -
                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (1,621,397)     (2,928,507)         (5,283)              -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,200,133       2,605,516         137,528               -
      Spinnaker Advisor                                   1,222,832       6,396,755          31,842               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,892,188)     (2,984,897)        (19,608)              -
      Spinnaker Advisor                                    (333,247)     (6,129,330)              -               -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (29,705)        (27,356)              -               -
      Spinnaker Advisor                                           -               -               -               -
                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              167,825        (139,312)        149,762               -
                                                      -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,453,572)     (3,067,819)        144,479               -
                                                      -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          12,244,440      10,629,139         144,479               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             148,863         (77,745)         (3,420)           (848)
   Realized Gains (Losses)                                 (217,158)       (483,739)          6,306             387
   Net Change in Unrealized Appreciation
     (Depreciation)                                       2,402,201       3,065,828         115,628          13,554
                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              2,333,906       2,504,344         118,514          13,093
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,586,659       1,925,732         401,718         125,794
      Spinnaker Advisor                                     939,152      18,508,494         188,653          28,422
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,466,798)     (2,190,230)        (64,821)         (8,027)
      Spinnaker Advisor                                    (231,898)    (18,780,103)         (5,359)              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (29,955)        (21,217)           (220)              -
      Spinnaker Advisor                                           -               -               -               -
                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,797,160        (557,324)        519,971         146,189
                                                      -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,131,066       1,947,020         638,485         159,282
                                                      -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  16,375,506   $  12,576,159   $     782,964   $     159,282
                                                      =============   =============   =============   =============

# For the period from May 1, 2002 (commencement of operations) through December 31, 2002.
@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Safeco Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Safeco Life Insurance Company (Safeco Life), a wholly-owned subsidiary of Safeco Corporation. Purchasers of various Safeco Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Safeco Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

     On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life, its subsidiaries and affiliated mutual fund operations. The Separate Account is a unit investment trust of Safeco Life Insurance Company. See Note 7 to the financial statements.

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     ------------------------------------------------------------------------------------------------------------------------------
                                                                          Safeco Resource Series Trust
     Safeco RST Bond (Safeco Bond)                                                  RST Bond Portfolio
     Safeco RST Core Equity (Safeco Core Equity) *                                  RST Core Equity Portfolio *
     Safeco RST Growth Opportunities (Safeco Growth
        Opportunities)                                                              RST Growth Opportunities Portfolio
     Safeco RST Money Market (Safeco Money Market)                                  RST Money Market Portfolio
     Safeco RST Multi-Cap Core (Safeco Multi-Cap Core) *                            RST Multi-Cap Core Portfolio *
     Safeco RST Small-Cap Value (Safeco Small-Cap Value) *                          RST Small-Cap Value Portfolio *

                                                                          INVESCO Variable Investment Funds, Inc.
     INVESCO Health Sciences                                                        INVESCO VIF Health Sciences Fund
     INVESCO Real Estate Opportunity                                                INVESCO VIF-Real Estate Opportunity
                                                                                      Fund

                                                                          Dreyfus Investment Portfolios
     Dreyfus MidCap Stock                                                           Dreyfus MidCap Stock Portfolio
     Dreyfus Technology Growth                                                      Dreyfus Technology Growth Portfolio

                                                                          Dreyfus Variable Investments Fund
     Dreyfus Appreciation                                                           Dreyfus Appreciation Portfolio
     Dreyfus Quality Bond                                                           Dreyfus Quality Bond Portfolio

                                                                          Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth (Dreyfus Socially Responsible)             Dreyfus Socially Responsible Growth Fund

                                                                          Dreyfus Stock Index Fund, Inc.
     Dreyfus Stock Index                                                            Dreyfus Stock Index Fund

                                                                          Fidelity Variable Insurance Products Fund (VIP)
     Fidelity Equity-Income                                                         VIP Equity Income-Portfolio
     Fidelity Growth                                                                VIP Growth Portfolio
     Fidelity Asset Manager                                                         VIP Asset Manager Portfolio
     Fidelity Contrafund                                                            VIP Contrafund Portfolio
     Fidelity Growth & Income                                                       VIP Growth & Income Portfolio
     Fidelity Growth Opportunities                                                  VIP Growth Opportunities Portfolio

                                                                          AIM Variable Insurance Funds, Inc.
     AIM Aggressive Growth                                                          AIM VI Aggressive Growth Fund
     AIM Capital Development                                                        AIM VI Capital Development Fund
     AIM Growth                                                                     AIM VI Growth Fund
     AIM International Growth                                                       AIM VI International Growth Fund

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     ------------------------------------------------------------------------------------------------------------------------------
                                                                          Federated Insurance Series
     Federated High Income Bond (Federated High Income)                             Federated High Income Bond Fund II
     Federated International Equity (Federated International)                       Federated International Equity Fund II
     Federated Capital Income **                                                    Federated Capital Income Fund II **

                                                                          Franklin Templeton Variable Insurance Products Trust
     Franklin Small Cap                                                             Franklin Small Cap Fund -- Class 2
     Franklin U.S. Government                                                       Franklin U.S. Government Fund -- Class 2
     Mutual Shares Securities                                                       Mutual Shares Securities Fund -- Class 2
                                                                                    Templeton Developing Markets Securities
     Templeton Developing Markets                                                     Fund -- Class 2
     Templeton Growth Securities                                                    Templeton Growth Securities Fund -- Class 2

                                                                          ING Natural Resources Trust
     ING Natural Resources                                                          ING Natural Resources Trust

                                                                          ING Emerging Markets Fund, Inc.
     ING Emerging Markets                                                           ING Emerging Markets Fund, Inc.

                                                                          Scudder Variable Life Investment Fund
     Scudder Balanced                                                               Scudder VSI Balanced Portfolio
     Scudder International                                                          Scudder VSI International Portfolio

                                                                          J.P. Morgan Series Trust II
     J.P. Morgan U.S. Large Cap Core Equity                                         J.P. Morgan U.S. Large Cap Core Equity
        (J.P. Morgan U.S. Large Cap Equity) ***                                       Portfolio ***
     J.P. Morgan International Equity ***                                           J.P. Morgan International Equity Portfolio ***
     J.P. Morgan Mid Cap Value                                                      J.P. Morgan Mid-Cap Value Portfolio

                                                                          Wanger Advisors Trust
     Wanger U.S. Smaller Companies                                                  U.S. Smaller Companies Fund

                                                                          American Century Variable Portfolios, Inc.
     American Century Balanced                                                      VP Balanced
     American Century International                                                 VP International
     American Century Value                                                         VP Value
     American Century Ultra                                                         VP Ultra

       * Safeco RST Core Equity Portfolio, Safeco RST Multi-Cap Core Portfolio and Safeco RST Small-Cap Value Portfolio were known as Safeco RST Equity Portfolio, Safeco RST Northwest Portfolio and Safeco RST Small Company Value Portfolio, respectively, prior to October 1, 2003.
      ** Federated Capital Income Fund was known as Federated Utility Fund prior to May 1, 2003.
     *** J.P. Morgan U.S. Large Cap Core Equity Portfolio was known as J.P. Morgan U.S. Disciplined Equity prior to March 31, 2003. J.P. Morgan International Equity was known as J.P. Morgan International Opportunities prior to July 31, 2003.

     Under applicable insurance law, the assets and liabilities of Safeco Separate Account C are clearly identified and distinguished from Safeco Life's other assets and liabilities. The portion of Safeco Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Safeco Life may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATION -- Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend income and realized capital gain distribution received are recorded on the ex-dividend date. This income is reinvested in shares of the underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of Safeco Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

     RECLASSIFICATION -- Certain prior year amounts have been reclassified in accordance with current year presentation.

3.   EXPENSES AND RELATED PARTY TRANSACTIONS

     Safeco Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. Safeco Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to 1.40 percent (1.25 percent for the mortality and expense risks and 0.15 percent for administration charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45 percent (1.25 percent for the mortality and expense risks and 0.20 percent for administrative charges) of the average daily net assets of the Separate Account. Safeco Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes in Net Assets, is waived on certain contracts as described in the prospectus.

     Additionally, during the years ended December 31, 2003 and 2002, management fees were paid indirectly to Safeco Asset Management Company, an affiliate of Safeco Life, in its capacity as investment advisor to the Safeco Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.65 percent of average daily net assets for the Safeco RST Money Market Portfolio, 0.74 percent of average daily net assets for the Safeco RST Bond, Safeco RST Core Equity, Safeco RST Growth Opportunities and Safeco RST Multi-Cap Core Portfolios, and 0.85 percent of average daily net assets for the Safeco RST Small-Cap Value Portfolio. During 2002, Safeco Asset Management Company voluntarily waived a portion of the investment advisory fees for the Safeco RST Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002.

     A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable on withdrawals that exceed the free withdrawal amount. For Spinnaker and Mainsail the surrender charge applies to withdrawals from all investment options, whereas for Spinnaker Advisor the surrender charge only applies to withdrawals from the Enhanced Fixed Account Option. The surrender charge for all three products varies by contract year and other factors as described in the product prospectuses.

4.   SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

     The following table summarizes purchase and sales activity by sub-account for the year or period ended December 31, 2003. The table also summarizes underlying investment information for each sub-account as of December 31, 2003.

                                           FOR THE YEAR OR PERIOD ENDED           AS OF DECEMBER 31, 2003
                                                 DECEMBER 31, 2003               INVESTMENTS                         NET ASSET
     SUB-ACCOUNT                              PURCHASES        SALES       (AT COST)     (AT VALUE)   SHARES OWNED     VALUE
     ---------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                        $  4,693,561   $  5,699,636  $  12,851,275 $  12,651,106     1,125,543  $      11.24
         Safeco Core Equity                   14,053,494     22,182,974    130,886,371   108,221,763     4,842,137         22.35
         Safeco Growth Opportunities          10,874,604     18,848,848    106,924,400    98,436,496     5,063,606         19.44
         Safeco Money Market                  41,679,096     43,888,990      9,700,535     9,700,535     9,700,535          1.00
         Safeco Multi-Cap Core                 4,319,261      5,396,127     22,059,528    21,550,077     1,152,408         18.70
         Safeco Small-Cap Value                6,257,230      4,121,027     14,161,764    19,069,923     1,121,760         17.00
         INVESCO Health Sciences                 470,668@        63,705@       407,213       447,573        25,474         17.57
         INVESCO Real Estate Opportunity       4,534,465      2,092,016      7,019,340     9,086,158       633,623         14.34
         Dreyfus MidCap Stock                  7,462,606      4,657,147     18,612,920    21,659,238     1,369,105         15.82
         Dreyfus Technology Growth             2,291,586        888,618      5,867,936     4,954,840       570,834          8.68
         Dreyfus Appreciation                  2,676,610      1,742,233      8,104,613     8,378,609       243,423         34.42
         Dreyfus Quality Bond                  6,079,998      3,924,477     10,315,157    10,197,603       886,748         11.50
         Dreyfus Socially Responsible            760,433        502,853      4,226,644     3,428,958       144,134         23.79
         Dreyfus Stock Index                   5,132,822@       418,548@     4,724,514     5,128,110       180,567         28.40
         Fidelity Equity-Income                1,847,687@        73,578@     1,775,430     1,958,929        84,509         23.18
         Fidelity Growth                       5,254,238      3,576,109     23,403,601    20,016,626       644,866         31.04
         Fidelity Asset Manager                  204,148@        63,334@       142,251       148,900        10,297         14.46
         Fidelity Contrafund                   4,064,461      5,123,110     25,953,406    24,896,845     1,076,389         23.13
         Fidelity Growth & Income              4,724,480      2,195,081      9,947,296    10,428,538       786,466         13.26
         Fidelity Growth Opportunities         1,301,309      1,482,435      9,462,435     7,779,380       516,216         15.07
         AIM Aggressive Growth                 2,078,053      1,849,037      8,522,447     7,129,192       673,200         10.59
         AIM Capital Development                 132,290@        14,001@       119,420       130,957        10,303         12.71
         AIM Growth                            1,219,271      1,097,992      8,126,858     5,864,135       395,424         14.83
         AIM International Growth              2,431,220@     2,358,268@        71,987        81,921         5,107         16.04
         Federated High Income                 5,904,340      3,740,087      7,849,160     7,658,111       958,462          7.99
         Federated International                 296,818        749,964      4,987,583     3,100,242       267,494         11.59
         Federated Capital Income                731,563        729,638      4,753,267     3,456,425       409,529          8.44
         Franklin Small Cap                    2,199,147      1,015,566      5,937,059     6,017,601       345,244         17.43
         Franklin U.S. Government             25,830,510     24,349,035     13,792,822    13,763,846     1,052,267         13.08
         Mutual Shares Securities              1,423,939        352,649      1,887,285     2,239,618       150,411         14.89
         Templeton Developing Markets         10,933,115     10,666,095        949,205     1,181,084       166,584          7.09
         Templeton Growth Securities             909,117        119,568      1,112,029     1,348,682       120,526         11.19
         ING Natural Resources                   215,339        356,817      1,576,082     1,857,820       117,435         15.82
         ING Emerging Markets                    260,893        425,415      2,606,507     2,050,522       311,630          6.58
         Scudder Balanced                      5,215,580      7,818,067     39,638,034    34,707,131     3,104,395         11.18
         Scudder International                 4,414,720      5,823,918     15,824,084    10,075,288     1,219,769          8.26
         J.P. Morgan U.S. Large Cap Equity     1,813,935      3,130,759      9,270,064     9,064,082       724,547         12.51
         J.P. Morgan International Equity      2,939,736@     1,521,185@     1,426,446     1,587,910       168,033          9.45
         J.P. Morgan Mid Cap Value               728,920@       135,203@       601,992       681,190        31,551         21.59
         Wanger U.S. Smaller Companies             4,716        178,903        614,300       776,383        29,286         26.51
         American Century Balanced             5,003,419      3,057,396     16,561,211    16,375,506     2,429,600          6.74
         American Century International       20,570,488     21,205,557     16,278,305    12,576,159     1,955,857          6.43
         American Century Value                  438,024        110,739        214,341       782,964       100,509          7.79
         American Century Ultra                  125,970@         9,051@        28,201       159,282        17,351          9.18

     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

5.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the year or period ended December 31 were as follows:

     SPINNAKER/MAINSAIL

                                                               2003                                       2002
                                            ------------------------------------------  ----------------------------------------
                                                                            INCREASE                                  INCREASE
                                               UNITS          UNITS        (DECREASE)      UNITS          UNITS      (DECREASE)
     SUB-ACCOUNT                               ISSUED        REDEEMED       IN UNITS       ISSUED       REDEEMED      IN UNITS
     ---------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                             126,272       (168,105)       (41,833)      184,051      (168,909)       15,142
         Safeco Core Equity                      300,052       (498,390)      (198,338)      372,420      (680,938)     (308,518)
         Safeco Growth Opportunities             341,714       (589,497)      (247,783)      509,194      (704,995)     (195,801)
         Safeco Money Market                     570,967       (607,159)       (36,192)      659,570      (713,391)      (53,821)
         Safeco Multi-Cap Core                   251,217       (324,072)       (72,855)      259,472      (381,118)     (121,646)
         Safeco Small-Cap Value                  285,595       (180,262)       105,333       406,626      (251,721)      154,905
         INVESCO Health Sciences                  24,639@        (4,426)@       20,213             -             -             -
         INVESCO Real Estate Opportunity         236,780       (102,349)       134,431       301,548       (82,131)      219,417
         Dreyfus MidCap Stock                    597,107       (347,184)       249,923       614,460      (380,980)      233,480
         Dreyfus Technology Growth               603,114       (241,833)       361,281       371,195      (239,477)      131,718
         Dreyfus Appreciation                    254,843       (173,746)        81,097       415,919      (192,231)      223,688
         Dreyfus Quality Bond                    243,013       (125,868)       117,145       185,177      (107,441)       77,736
         Dreyfus Socially Responsible            133,628        (85,283)        48,345       159,194      (138,249)       20,945
         Dreyfus Stock Index                     168,603@        (4,734)@      163,869             -             -             -
         Fidelity Equity-Income                  132,280@        (2,142)@      130,138             -             -             -
         Fidelity Growth                         763,955       (488,013)       275,942       938,770      (602,915)      335,855
         Fidelity Asset Manager                   15,311@        (3,702)@       11,609             -             -             -
         Fidelity Contrafund                     354,433       (449,292)       (94,859)      303,295      (467,180)     (163,885)
         Fidelity Growth & Income                403,938       (180,244)       223,694       288,560      (139,922)      148,638
         Fidelity Growth Opportunities           162,045       (192,896)       (30,851)      224,571      (269,181)      (44,610)
         AIM Aggressive Growth                   277,524       (199,723)        77,801       342,459      (297,169)       45,290
         AIM Capital Development                   9,343@        (1,024)@        8,319             -             -             -
         AIM Growth                              297,127       (232,496)        64,631       428,632      (327,878)      100,754
         AIM International Growth                  5,724@             -@         5,724             -             -             -
         Federated High Income                   171,085       (145,968)        25,117        77,194      (129,821)      (52,627)
         Federated International                  25,243        (62,156)       (36,913)       33,857       (83,345)      (49,488)
         Federated Capital Income                 45,980        (61,215)       (15,235)       58,985      (110,403)      (51,418)
         Franklin Small Cap                      294,354       (142,172)       152,182       245,536      (171,904)       73,632
         Franklin U.S. Government                384,450       (257,585)       126,865       347,672      (144,522)      203,150
         Mutual Shares Securities                138,004        (31,393)       106,611        80,751#       (2,575)#      78,176
         Templeton Developing Markets             76,470        (41,941)        34,529        88,826       (60,392)       28,434
         Templeton Growth Securities              80,491         (7,948)        72,543        32,379#       (1,657)#      30,722
         ING Natural Resources                    10,852        (23,483)       (12,631)       19,459       (39,878)      (20,419)
         ING Emerging Markets                     34,280        (58,092)       (23,812)       32,528       (58,511)      (25,983)
         Scudder Balanced                        201,895       (364,048)      (162,153)      316,007      (438,637)     (122,630)
         Scudder International                    90,063       (207,879)      (117,816)      117,712      (227,220)     (109,508)
         J.P. Morgan U.S. Large Cap Equity       144,366       (161,566)       (17,200)      188,183      (138,208)       49,975
         J.P. Morgan International Equity        123,272@       (12,096)@      111,176             -             -             -
         J.P. Morgan Mid Cap Value                49,960@        (7,839)@       42,121             -             -             -
         Wanger U.S. Smaller Companies               174         (6,971)        (6,797)        6,748       (19,991)      (13,243)
         American Century Balanced               369,351       (258,621)       110,730       328,078      (414,376)      (86,298)
         American Century International          305,341       (352,624)       (47,283)      380,979      (446,361)      (65,382)
         American Century Value                   41,989         (6,787)        35,202        14,904#       (2,016)#      12,888
         American Century Ultra                   11,491@          (710)@       10,781             -             -             -

     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.
     # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

     SPINNAKER ADVISOR

                                                               2003                                       2002
                                            ------------------------------------------  ----------------------------------------
                                                                            INCREASE                                  INCREASE
                                               UNITS          UNITS        (DECREASE)      UNITS          UNITS      (DECREASE)
     SUB-ACCOUNT                               ISSUED        REDEEMED       IN UNITS       ISSUED       REDEEMED      IN UNITS
     ---------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                              78,743       (108,129)       (29,386)      183,461       (39,686)      143,775
         Safeco Core Equity                      109,920        (89,423)        20,497       133,499       (24,472)      109,027
         Safeco Growth Opportunities              74,552        (42,999)        31,553       324,503      (184,586)      139,917
         Safeco Money Market                   2,971,693     (3,113,902)      (142,209)    2,506,768    (2,543,574)      (36,806)
         Safeco Multi-Cap Core                    33,822        (24,429)         9,393        40,148        (2,485)       37,663
         Safeco Small-Cap Value                  171,439       (127,973)        43,466       239,214      (162,502)       76,712
         INVESCO Health Sciences                  17,730@          (164)@       17,566             -             -             -
         INVESCO Real Estate Opportunity         116,528        (57,879)        58,649        78,080       (23,888)       54,192
         Dreyfus MidCap Stock                    193,281       (120,962)        72,319       307,320       (46,936)      260,384
         Dreyfus Technology Growth               105,573        (14,486)        91,087        53,088       (10,408)       42,680
         Dreyfus Appreciation                     86,370        (42,084)        44,286       144,988       (13,449)      131,539
         Dreyfus Quality Bond                    197,325       (177,466)        19,859       215,649       (81,953)      133,696
         Dreyfus Socially Responsible             12,480         (2,948)         9,532        31,253        (8,664)       22,589
         Dreyfus Stock Index                     280,047@       (20,673)@      259,374             -             -             -
         Fidelity Equity-Income                   27,392@        (1,924)@       25,468             -             -             -
         Fidelity Growth                         176,382       (112,586)        63,796       305,930       (53,645)      252,285
         Fidelity Asset Manager                    1,707@             -@         1,707             -             -             -
         Fidelity Contrafund                      10,581@           (63)@       10,518             -             -             -
         Fidelity Growth & Income                168,115        (70,432)        97,683       175,353       (43,442)      131,911
         Fidelity Growth Opportunities            23,541         (8,714)        14,827        36,283        (2,989)       33,294
         AIM Aggressive Growth                   132,773       (152,002)       (19,229)       56,255        (9,314)       46,941
         AIM Capital Development                   1,907@           (43)@        1,864             -             -             -
         AIM Growth                               13,682        (20,265)        (6,583)       35,590       (43,979)       (8,389)
         AIM International Growth                217,211@      (216,554)@          657             -             -             -
         Federated High Income                   329,054       (176,283)       152,771        11,244        (3,193)        8,051
         Federated Capital Income                  5,077         (6,241)        (1,164)        5,593        (1,777)        3,816
         Franklin Small Cap                       92,494        (27,211)        65,283       315,383      (269,801)       45,582
         Franklin U.S. Government              1,635,109     (1,700,006)       (64,897)      775,050      (338,212)      436,838
         Mutual Shares Securities                 18,201         (3,822)        14,379        14,954#            -#       14,954
         Templeton Developing Markets          1,177,353     (1,166,766)        10,587       242,713      (226,746)       15,967
         Templeton Growth Securities              24,137         (3,278)        20,859         6,196#         (18)#        6,178
         ING Natural Resources                     3,147@             -@         3,147             -             -
         Scudder Balanced                         71,548        (62,639)         8,909       308,308      (127,840)      180,468
         Scudder International                   680,109       (678,226)         1,883       566,569      (576,092)       (9,523)
         J.P. Morgan U.S. Large Cap Equity       127,753       (303,217)      (175,464)      443,577       (72,106)      371,471
         J.P. Morgan International Equity        136,217@      (127,812)@        8,405             -             -             -
         J.P. Morgan Mid Cap Value                14,542@        (1,274)@       13,268             -             -             -
         American Century Balanced               111,019        (28,066)        82,953       148,033       (44,335)      103,698
         American Century International        3,605,512     (3,626,764)       (21,252)    1,126,656    (1,071,616)       55,040
         American Century Value                   19,537           (548)        18,989         3,723#            -#        3,723
         American Century Ultra                    2,688@             -@         2,688             -             -             -

     # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.
     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

6.   UNIT VALUES

     A summary of unit values and units outstanding for variable annuity contracts, net assets, net investment income ratios, total return, and expense ratios, excluding expenses of the underlying funds, for each of the three years in the period ended December 31, 2003 follows.

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
SAFECO BOND
    Spinnaker/Mainsail
        2003                                $     24.561        394,317  $   9,684,701          4.10%         1.40%         1.85%
        2002                                      24.116        436,150     10,518,486          5.37%         1.40%         6.29%
        2001                                      22.688        421,008      9,551,976          5.84%         1.40%         5.79%
    Spinnaker Advisor
        2003                                      12.055        246,071      2,966,405          4.00%         1.45%         1.79%
        2002                                      11.843        275,457      3,262,249          6.34%         1.45%         6.24%
        2001                                      11.147        131,682      1,467,888         37.43%         1.45%         5.75%
SAFECO CORE EQUITY
    Spinnaker/Mainsail
        2003                                      45.793      2,331,666    106,772,808          0.96%         1.40%        23.05%
        2002                                      37.216      2,530,004     94,139,749          1.02%         1.40%       (26.94%)
        2001                                      50.938      2,838,522    144,588,839          0.71%         1.40%       (10.65%)
    Spinnaker Advisor
        2003                                       7.209        200,994      1,448,955          1.06%         1.45%        22.98%
        2002                                       5.862        180,497      1,057,906          1.50%         1.45%       (26.97%)
        2001                                       8.027         71,470        573,691          1.87%         1.45%       (10.68%)
SAFECO GROWTH OPPORTUNITIES
    Spinnaker/Mainsail
        2003                                      37.828      2,497,956     94,493,213          0.00%         1.40%        40.95%
        2002                                      26.837      2,745,739     73,679,365          0.00%         1.40%       (38.54%)
        2001                                      43.664      2,940,540    128,440,487          0.00%         1.40%        17.49%
    Spinnaker Advisor
        2003                                       8.906        442,781      3,943,283          0.00%         1.45%        40.90%
        2002                                       6.321        411,228      2,599,244          0.00%         1.45%       (38.57%)
        2001                                      10.290        271,311      2,791,773          0.00%         1.45%        17.42%
SAFECO MONEY MARKET
    Spinnaker/Mainsail
        2003                                      17.434        368,753      6,429,022          0.51%         1.40%        (0.90%)
        2002                                      17.592        404,945      7,124,007          1.52%         1.40%         0.11%
        2001                                      17.572        458,766      8,061,288          3.69%         1.40%         2.35%
    Spinnaker Advisor
        2003                                      10.334        316,587      3,271,513          0.51%         1.45%        (0.94%)
        2002                                      10.432        458,796      4,786,422          1.52%         1.45%         0.07%
        2001                                      10.425        495,602      5,166,851          3.69%         1.45%         2.27%
SAFECO MULTI-CAP CORE
    Spinnaker/Mainsail
        2003                                      18.911      1,105,214     20,900,947          0.31%         1.40%        43.44%
        2002                                      13.184      1,178,069     15,530,624          0.12%         1.40%       (24.98%)
        2001                                      17.573      1,299,715     22,871,273          0.13%         1.40%       (12.02%)
    Spinnaker Advisor
        2003                                       7.517         86,349        649,130          0.37%         1.45%        43.35%
        2002                                       5.244         76,956        403,496          0.18%         1.45%       (25.11%)
        2001                                       7.002         39,293        275,123          0.18%         1.45%       (11.94%)

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
SAFECO SMALL-CAP VALUE
    Spinnaker/Mainsail
        2003                                $     16.764        846,355   $ 14,188,166          0.69%         1.40%        40.80%
        2002                                      11.906        741,022      8,823,169          0.55%         1.40%        (5.89%)
        2001                                      12.651        586,117      7,415,142          1.19%         1.40%        19.47%
    Spinnaker Advisor
        2003                                      14.525        336,088      4,881,757          0.69%         1.45%        40.73%
        2002                                      10.321        292,622      3,020,445          0.52%         1.45%        (5.94%)
        2001                                      10.973        215,910      2,369,145          4.37%         1.45%        19.52%
INVESCO HEALTH SCIENCES
    Spinnaker/Mainsail
        2003                                      11.849         20,213        239,498          0.00%@        1.40%        18.49%@
    Spinnaker Advisor
        2003                                      11.845         17,566        208,075          0.00%@        1.45%        18.45%@
INVESCO REAL ESTATE OPPORTUNITY
    Spinnaker/Mainsail
        2003                                      15.135        458,860      6,944,993          2.04%         1.40%        36.89%
        2002                                      11.056        324,429      3,587,206          1.79%         1.40%         4.90%
        2001                                      10.540        105,012      1,106,849          1.03%         1.40%        (2.15%)
    Spinnaker Advisor
        2003                                      14.550        147,163      2,141,165          2.15%         1.45%        36.83%
        2002                                      10.634         88,514        941,309          1.57%         1.45%         4.85%
        2001                                      10.142         34,322        348,106          2.32%         1.45%        (2.18%)
DREYFUS MIDCAP STOCK
    Spinnaker/Mainsail
        2003                                      10.802      1,282,150     13,849,504          0.31%         1.40%        29.89%
        2002                                       8.316      1,032,227      8,583,864          0.30%         1.40%       (13.71%)
        2001                                       9.637        798,746      7,697,687          0.20%         1.40%        (4.61%)
    Spinnaker Advisor
        2003                                      10.012        780,031      7,809,734          0.30%         1.45%        29.82%
        2002                                       7.712        707,712      5,457,717          0.33%         1.45%       (13.76%)
        2001                                       8.942        447,328      3,999,827          0.30%         1.45%        (4.65%)
DREYFUS TECHNOLOGY GROWTH
    Spinnaker/Mainsail
        2003                                       3.821      1,125,418      4,300,034          0.00%         1.40%        48.85%
        2002                                       2.567        764,137      1,960,612          0.00%         1.40%       (40.25%)
        2001                                       4.296        632,419      2,716,852          0.00%         1.40%       (34.09%)
    Spinnaker Advisor
        2003                                       3.473        188,568        654,806          0.00%         1.45%        48.80%
        2002                                       2.334         97,481        227,429          0.00%         1.45%       (40.28%)
        2001                                       3.908         54,801        214,176          0.00%         1.45%       (34.10%)
DREYFUS APPRECIATION
    Spinnaker/Mainsail
        2003                                       8.626        734,819      6,338,819          1.50%         1.40%        19.49%
        2002                                       7.219        653,722      4,719,229          1.35%         1.40%       (17.88%)
        2001                                       8.791        430,034      3,780,273          1.34%         1.40%       (10.57%)
    Spinnaker Advisor
        2003                                       8.249        247,272      2,039,790          1.52%         1.45%        19.43%
        2002                                       6.907        202,986      1,401,979          1.47%         1.45%       (17.92%)
        2001                                       8.415         71,447        601,201          2.51%         1.45%       (10.61%)

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS QUALITY BOND
    Spinnaker/Mainsail
        2003                                $     12.526        381,551   $  4,779,411          4.01%         1.40%         3.48%
        2002                                      12.105        264,406      3,200,627          5.10%         1.40%         6.27%
        2001                                      11.391        186,670      2,126,288          7.70%         1.40%         5.27%
    Spinnaker Advisor
        2003                                      12.140        446,324      5,418,192          3.95%         1.45%         3.43%
        2002                                      11.737        426,465      5,005,521          5.07%         1.45%         6.22%
        2001                                      11.050        292,769      3,235,114          8.46%         1.45%         5.17%
DREYFUS SOCIALLY RESPONSIBLE
    Spinnaker/Mainsail
        2003                                       5.855        520,059      3,045,079          0.12%         1.40%        24.26%
        2002                                       4.712        471,714      2,222,424          0.23%         1.40%       (29.94%)
        2001                                       6.726        450,769      3,031,702          0.07%         1.40%       (23.68%)
    Spinnaker Advisor
        2003                                       5.521         69,524        383,879          0.12%         1.45%        24.19%
        2002                                       4.446         59,992        266,681          0.30%         1.45%       (29.97%)
        2001                                       6.349         37,403        237,453          0.10%         1.45%       (23.71%)
DREYFUS STOCK INDEX
    Spinnaker/Mainsail
        2003                                      12.119        163,869      1,985,882          1.12%@        1.40%        21.19%@
    Spinnaker Advisor
        2003                                      12.115        259,374      3,142,228          1.03%@        1.45%        21.15%@
FIDELITY EQUITY-INCOME
    Spinnaker/Mainsail
        2003                                      12.590        130,138      1,638,406          0.00%@        1.40%        25.90%@
    Spinnaker Advisor
        2003                                      12.586         25,468        320,523          0.00%@        1.45%        25.86%@
FIDELITY GROWTH
    Spinnaker/Mainsail
        2003                                       6.311      2,605,121     16,439,813          0.25%         1.40%        31.02%
        2002                                       4.817      2,329,179     11,217,708          0.24%         1.40%       (31.08%)
        2001                                       6.989      1,993,324     13,931,718          0.07%         1.40%       (18.82%)
    Spinnaker Advisor
        2003                                       5.983        597,866      3,576,813          0.26%         1.45%        30.94%
        2002                                       4.569        534,070      2,439,789          0.20%         1.45%       (31.12%)
        2001                                       6.633        281,785      1,868,976          0.04%         1.45%       (18.82%)
FIDELITY ASSET MANAGER
    Spinnaker/Mainsail
        2003                                      11.183         11,609        129,818          0.00%@        1.40%        11.83%
    Spinnaker Advisor
        2003                                      11.179          1,707         19,082          0.00%@        1.45%        11.79%@
FIDELITY CONTRAFUND
    Spinnaker/Mainsail
        2003                                      12.514      1,979,136     24,766,390          0.47%         1.40%        26.68%
        2002                                       9.878      2,073,995     20,487,180          0.86%         1.40%       (10.61%)
        2001                                      11.051      2,237,880     24,730,041          0.84%         1.40%       (13.47%)
    Spinnaker Advisor
        2003                                      12.402         10,518        130,455          0.00%@        1.45%        24.02%@

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY GROWTH & INCOME
    Spinnaker/Mainsail
        2003                                $      8.903        800,380   $  7,125,955          0.99%         1.40%        22.06%
        2002                                       7.294        576,686      4,206,221          1.27%         1.40%       (17.78%)
        2001                                       8.871        428,048      3,797,257          1.03%         1.40%       (10.02%)
    Spinnaker Advisor
        2003                                       8.598        384,126      3,302,583          1.03%         1.45%        21.99%
        2002                                       7.048        286,443      2,018,548          1.03%         1.45%       (17.81%)
        2001                                       8.575        154,532      1,325,145          0.44%         1.45%       (10.06%)
FIDELITY GROWTH OPPORTUNITIES
    Spinnaker/Mainsail
        2003                                       7.876        911,889      7,181,818          0.77%         1.40%        28.07%
        2002                                       6.150        942,740      5,790,857          1.09%         1.40%       (22.92%)
        2001                                       7.979        987,350      7,878,542          0.39%         1.40%       (15.56%)
    Spinnaker Advisor
        2003                                       7.020         85,118        597,562          0.69%         1.45%        28.01%
        2002                                       5.484         70,291        385,463          1.00%         1.45%       (22.98%)
        2001                                       7.120         36,997        263,419          0.00%         1.45%       (15.36%)
AIM AGGRESSIVE GROWTH
    Spinnaker/Mainsail
        2003                                       5.931      1,116,644      6,622,805          0.00%         1.40%        24.92%
        2002                                       4.748      1,038,843      4,932,111          0.00%         1.40%       (23.74%)
        2001                                       6.226        993,553      6,185,992          0.00%         1.40%       (27.11%)
    Spinnaker Advisor
        2003                                       5.544         91,346        506,387          0.00%         1.45%        24.86%
        2002                                       4.440        110,575        490,947          0.00%         1.45%       (23.78%)
        2001                                       5.825         63,634        370,685          0.00%         1.45%       (27.13%)
AIM CAPITAL DEVELOPMENT
    Spinnaker/Mainsail
        2003                                      12.861          8,319        106,993          0.00%@        1.40%        28.61%@
    Spinnaker Advisor
        2003                                      12.857          1,864         23,964          0.00%@        1.45%        28.57%@
AIM GROWTH
    Spinnaker/Mainsail
        2003                                       4.261      1,247,950      5,317,815          0.00%         1.40%        29.40%
        2002                                       3.293      1,183,319      3,895,392          0.00%         1.40%       (31.92%)
        2001                                       4.837      1,082,565      5,236,706          0.25%         1.40%       (34.84%)
    Spinnaker Advisor
        2003                                       4.096        133,380        546,320          0.00%         1.45%        29.37%
        2002                                       3.166        139,963        443,079          0.00%         1.45%       (31.97%)
        2001                                       4.654        148,352        690,482          0.35%         1.45%       (34.85%)
AIM INTERNATIONAL GROWTH
    Spinnaker/Mainsail
        2003                                      12.837          5,724         73,483          0.90%         1.40%        28.37%
    Spinnaker Advisor
        2003                                      12.833            657          8,438          0.12%         1.45%        28.33%
FEDERATED HIGH INCOME
    Spinnaker/Mainsail
        2003                                      13.508        410,718      5,548,087          7.25%         1.40%        20.52%
        2002                                      11.208        385,601      4,321,935         10.24%         1.40%        (0.03%)
        2001                                      11.211        438,228      4,912,873         10.32%         1.40%         0.04%
    Spinnaker Advisor
        2003                                      11.083        190,381      2,110,024          2.18%         1.45%        20.46%
        2002                                       9.201         37,610        346,041          9.13%         1.45%        (0.07%)
        2001                                       9.207         29,559        272,161          0.01%         1.45%         0.23%

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL
    Spinnaker/Mainsail
        2003                                $     14.255        217,487   $  3,100,242          0.00%         1.40%        30.03%
        2002                                      10.963        254,400      2,788,711          0.00%         1.40%       (23.84%)
        2001                                      14.394        303,888      4,374,170         13.89%         1.40%       (30.42%)
FEDERATED CAPITAL INCOME
    Spinnaker/Mainsail
        2003                                      11.626        285,589      3,320,329          6.42%         1.40%        19.00%
        2002                                       9.770        300,824      2,938,890          5.77%         1.40%       (25.01%)
        2001                                      13.028        352,242      4,589,081          3.51%         1.40%       (14.93%)
    Spinnaker Advisor
        2003                                       6.952         19,578        136,096          6.54%         1.45%        18.94%
        2002                                       5.845         20,742        121,225          4.76%         1.45%       (25.04%)
        2001                                       7.798         16,926        131,980          0.01%         1.45%       (14.44%)
FRANKLIN SMALL CAP
    Spinnaker/Mainsail
        2003                                       6.723        690,155      4,640,008          0.00%         1.40%        35.33%
        2002                                       4.968        537,973      2,672,179          0.25%         1.40%       (29.67%)
        2001                                       7.064        464,341      3,280,053          0.39%         1.40%       (16.44%)
    Spinnaker Advisor
        2003                                       6.167        223,380      1,377,593          0.00%         1.45%        35.27%
        2002                                       4.559        158,097        720,700          0.40%         1.45%       (29.71%)
        2001                                       6.486        112,515        729,787          0.35%         1.45%       (16.47%)
FRANKLIN U.S. GOVERNMENT
    Spinnaker/Mainsail
        2003                                      12.566        492,680      6,191,158          5.31%         1.40%         0.79%
        2002                                      12.468        365,815      4,560,976          5.06%         1.40%         8.25%
        2001                                      11.518        162,665      1,873,524          6.54%         1.40%         5.90%
    Spinnaker Advisor
        2003                                      12.120        624,784      7,572,688          6.62%         1.45%         0.74%
        2002                                      12.031        689,681      8,297,590          5.35%         1.45%         8.19%
        2001                                      11.120        252,843      2,811,498          0.96%         1.45%         5.47%
MUTUAL SHARES SECURITIES
    Spinnaker/Mainsail
        2003                                      10.461        184,787      1,933,031          2.15%         1.40%        23.40%
        2002                                       8.477         78,176        662,657          0.08%#        1.40%       (15.23%)#
    Spinnaker Advisor
        2003                                      10.452         29,333        306,587          1.28%         1.45%        23.34%
        2002                                       8.474         14,954        126,717          0.00%#        1.45%       (15.26%)#
TEMPLETON DEVELOPING MARKETS
    Spinnaker/Mainsail
        2003                                      10.813         78,718        851,211          1.13%         1.40%        50.87%
        2002                                       7.167         44,189        316,689          1.91%         1.40%        (1.54%)
        2001                                       7.279         15,755        114,684          0.94%         1.40%        (9.38%)
    Spinnaker Advisor
        2003                                      11.217         29,407        329,873          0.48%         1.45%        50.79%
        2002                                       7.439         18,820        139,989          8.96%         1.45%        (1.59%)
        2001                                       7.559          2,853         21,563          0.34%         1.45%        (9.20%)
TEMPLETON GROWTH SECURITIES
    Spinnaker/Mainsail
        2003                                      10.352        103,265      1,069,023          1.42%         1.40%        30.30%
        2002                                       7.945         30,722        244,076          0.40%#        1.40%       (20.55%)#
    Spinnaker Advisor
        2003                                      10.344         27,037        279,659          1.63%         1.45%        30.24%
        2002                                       7.942          6,178         49,065          0.00%#        1.45%       (20.58%)#

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
ING NATURAL RESOURCES
    Spinnaker/Mainsail
        2003                                $     16.022        113,256   $  1,814,604          0.00%         1.40%        28.71%
        2002                                      12.448        125,887      1,566,996          0.17%         1.40%        (3.46%)
        2001                                      12.894        146,306      1,886,458          0.00%         1.40%       (17.12%)
    Spinnaker Advisor
        2003                                      13.731          3,147         43,216          0.00%@        1.45%        37.31%@
ING EMERGING MARKETS
    Spinnaker/Mainsail
        2003                                       9.318        220,067      2,050,522          0.00%         1.40%        45.16%
        2002                                       6.419        243,879      1,565,173          0.00%         1.40%       (10.59%)
        2001                                       7.179        269,862      1,937,425         22.14%         1.40%       (11.34%)
SCUDDER BALANCED
    Spinnaker/Mainsail
        2003                                      20.322      1,518,848     30,865,880          2.44%         1.40%        16.30%
        2002                                      17.474      1,681,001     29,371,319          2.83%         1.40%       (16.26%)
        2001                                      20.866      1,803,631     37,634,496          6.71%         1.40%        (7.37%)
    Spinnaker Advisor
        2003                                       8.489        452,475      3,841,251          2.39%         1.45%        16.24%
        2002                                       7.303        443,566      3,239,384          3.06%         1.45%       (16.30%)
        2001                                       8.725        263,098      2,295,653          4.99%         1.45%        (7.41%)
SCUDDER INTERNATIONAL
    Spinnaker/Mainsail
        2003                                      13.314        727,804      9,689,786          0.78%         1.40%        25.98%
        2002                                      10.568        845,620      8,936,094          0.87%         1.40%       (19.51%)
        2001                                      13.129        955,128     12,539,618          0.42%         1.40%       (31.84%)
    Spinnaker Advisor
        2003                                       6.271         61,474        385,502          1.69%         1.45%        25.92%
        2002                                       4.980         59,591        296,761          0.80%         1.45%       (19.55%)
        2001                                       6.190         69,114        427,818          0.42%         1.45%       (31.87%)
J.P. MORGAN U.S. LARGE CAP EQUITY
    Spinnaker/Mainsail
        2003                                       7.303        507,522      3,706,234          0.76%         1.40%        26.37%
        2002                                       5.779        524,722      3,032,097          0.05%         1.40%       (25.67%)
        2001                                       7.775        474,747      3,691,389          0.55%         1.40%       (13.15%)
    Spinnaker Advisor
        2003                                       7.079        756,835      5,357,848          0.80%         1.45%        26.30%
        2002                                       5.605        932,299      5,225,230          0.05%         1.45%       (25.71%)
        2001                                       7.545        560,828      4,231,594          0.79%         1.45%       (13.18%)
J.P. MORGAN INTERNATIONAL EQUITY
    Spinnaker/Mainsail
        2003                                      13.279        111,176      1,476,331          0.00%@        1.40%        32.79%@
    Spinnaker Advisor
        2003                                      13.275          8,405        111,579          0.00%@        1.45%        32.75%@
J.P. MORGAN MID CAP VALUE
    Spinnaker/Mainsail
        2003                                      12.299         42,121        518,055          0.00%@        1.40%        22.99%@
    Spinnaker Advisor
        2003                                      12.295         13,268        163,135          0.00%@        1.45%        22.95%@

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
    Spinnaker/Mainsail
        2003                                $     32.591         23,822   $    776,383          0.00%         1.40%        41.23%
        2002                                      23.076         30,619        706,540          0.00%         1.40%       (17.97%)
        2001                                      28.130         43,862      1,233,820          0.07%         1.40%         9.84%
AMERICAN CENTURY BALANCED
    Spinnaker/Mainsail
        2003                                      10.710      1,212,429     12,985,131          2.49%         1.40%        17.80%
        2002                                       9.092      1,101,699     10,015,893          2.78%         1.40%       (10.81%)
        2001                                      10.194      1,187,997     12,110,675          2.83%         1.40%        (4.89%)
    Spinnaker Advisor
        2003                                       9.239        366,981      3,390,375          2.43%         1.45%        17.75%
        2002                                       7.846        284,028      2,228,547          2.33%         1.45%       (10.86%)
        2001                                       8.802        180,330      1,587,337          0.95%         1.45%        (4.94%)
AMERICAN CENTURY INTERNATIONAL
    Spinnaker/Mainsail
        2003                                       7.365      1,598,479     11,773,492          0.74%         1.40%        22.77%
        2002                                       5.999      1,645,762      9,871,793          0.79%         1.40%       (21.48%)
        2001                                       7.640      1,711,144     13,072,878          0.09%         1.40%       (30.18%)
    Spinnaker Advisor
        2003                                       5.967        134,520        802,667          0.48%         1.45%        22.73%
        2002                                       4.862        155,772        757,346          1.47%         1.45%       (21.52%)
        2001                                       6.195        100,732        624,080          0.06%         1.45%       (30.28%)
AMERICAN CENTURY VALUE
    Spinnaker/Mainsail
        2003                                      11.061         48,090        531,946          0.56%         1.40%        27.17%
        2002                                       8.698         12,888        112,105          0.00%#        1.40%       (13.02%)#
    Spinnaker Advisor
        2003                                      11.052         22,712        251,018          0.47%         1.45%        27.11%
        2002                                       8.695          3,723         32,374          0.00%#        1.45%       (13.05%)#
AMERICAN CENTURY ULTRA
    Spinnaker/Mainsail
        2003                                      11.826         10,781        127,500          0.00%@        1.40%        18.26%@
    Spinnaker Advisor
        2003                                      11.822          2,688         31,782          0.00%@        1.45%        18.22%@

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

  @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

  * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

7.   SUBSEQUENT EVENTS (UNAUDITED)

     Safeco Corporation entered into a definite agreement, dated March 15, 2004, to sell Safeco Life, its subsidiaries and affiliated mutual fund operations to an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The purchase price is $1.35 billion, subject to adjustment based on Safeco Life June 30, 2004 statutory book value. The transaction is subject to regulatory approvals. The Separate Account is a unit investment trust of Safeco Life.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Directors of Safeco Life Insurance Company and Participants of Safeco Separate Account C

We have audited the accompanying statements of assets and liabilities of the Safeco Separate Account C (comprised of the Safeco RST Bond, Safeco RST Core Equity (formerly the Safeco RST Equity), Safeco RST Growth Opportunities, Safeco RST Money Market, Safeco RST Multi-Cap Core (formerly Safeco RST Northwest), Safeco RST Small-Cap Value (formerly Safeco RST Small Company Value), INVESCO Health Sciences, INVESCO Real Estate Opportunity, Dreyfus Mid Cap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Dreyfus Stock Index, Fidelity Equity-Income, Fidelity Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Capital Development, AIM Growth, AIM International Growth, Federated High Income Bond, Federated International Equity, Federated Capital Income (formerly Federated Utility), Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Natural Resources, ING Emerging Markets, Scudder Balanced, Scudder International,
J.P. Morgan U.S. Large Cap Core Equity (formerly J.P. Morgan U.S. Disciplined Equity), J.P. Morgan International Equity (formerly J.P. Morgan International Opportunities), J.P. Morgan MidCap Value, Wanger U.S. Smaller Companies, American Century Balanced, American Century International, American Century Value and American Century Ultra sub-accounts) ("the Separate Account") as of December 31, 2003, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2003, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Safeco Separate Account C at December 31, 2003, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Seattle, Washington
January 30, 2004,
except for Note 7, as to which the date is March 15, 2004.

                                       32
Page>

                            SAFECO SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. FINANCIAL STATEMENTS: The following audited financial statements of Safeco Separate Account C and Safeco Life Insurance Company ("Safeco Life") are included in the Statement of Additional Information of this Registration
     Statement:


     REGISTRANT:

          Statements of Assets and Liabilities as of December 31, 2003. Statements of Operations for the Year Ended December 31, 2003. Statements of Changes in Net Assets for the Year Ended December 31, 2002 and 2003.
          Notes to Financial Statements.
          Report of Ernst & Young LLP, Independent Auditors.


     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

          Consolidated Balance Sheets as of December 31, 2003 and 2002. Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.
          Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.
          Consolidated Statements of Comprehensive Income for the years ended December 31, 2003, 2002 and 2001.
          Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.
          Notes to Consolidated Financial Statements.


b.   EXHIBITS


EXHIBIT         DESCRIPTION                                                         REFERENCE
---------------------------------------------------------------------------------------------------
1               Resolution of Board of Directors of Safeco Life
                authorizing the Separate Account                                    1/

2               Not Applicable

3               (a)  Form of Principal Underwriter's Agreement                      1/
                (b)  Form of Broker-Dealer Selling Agreement                        12/

4.              (a)  Form of Individual Flexible Premium Deferred Variable
                     Annuity Contract.                                              Filed Herewith
                           Form of Calculation of AUV Endorsement                   10/
                           Form of Enhanced Fixed Account Option Endorsement        10/
                (b)  Form of IRA Contract                                           10/
                           Form of SIMPLE IRA Endorsement                           10/
                (c)  Form of ROTH IRA Contract                                      10/
                           Form of Roth IRA Endorsement                             10/
                (d)  Form of TSA Contract                                           10/
                (e)  Form of Section 457 Contract                                   10/
                (f)  Form of Section 457 Certificate                                10/

5.              (a)  Form of Individual Variable Application                        10/
                (b)  Form of Group Variable Annuity Application                     10/

EXHIBIT         DESCRIPTION                                                         REFERENCE
---------------------------------------------------------------------------------------------------
6.              (a)  Copy of Articles of Incorporation of Safeco Life as
                     amended 11/26/90.                                              1/

                (b)  Copy of the Bylaws of Safeco Life as amended 11/08/01.         7/

7.              Form of Reinsurance Agreement                                       11/

8.              (a)  Participation Agreement (Fidelity VIP I & II)                  5/
                           Form of Sub-Licensing Agreement                          5/
                           Amendment No. 1 to Participation Agreement (VIP I)       12/
                           Amendment No. 1 to Participation Agreement (VIP II)      12/

                (b)  Form of Participation Agreement (Fidelity VIP III)             4/
                           Amendment No. 1 to Participation Agreement (VIP III)     12/

                (c)  Participation Agreement (ACVP)                                 7/
                           Amendment No. 1 to Participation Agreement               7/
                           Amendment No. 2 to Participation Agreement               7/
                           Amendment No. 3 to Participation Agreement               7/
                           Form of Amendment No. 4 to Participation Agreement       13/

                (d)  Participation Agreement (AIM)                                  7/
                           Form of Amendment No. 1 to Participation Agreement       13/

                (e)  Form of Participation Agreement (Dreyfus)                      8/
                           Amendment No. 1 to Participation Agreement               13/

                (f)  Participation Agreement (Franklin Templeton)                   7/
                           Amendment No. 1 to Participation Agreement               7/
                           Amendment No. 2 to Participation Agreement               7/

                (h)  Form of Participation Agreement (J.P. Morgan)                  8/
                           Amendment No. 1 to Participation Agreement               13/

                (i)  Participation Agreement (Federated)                            3/
                           Amendment to Participation Agreement                     7/
                           Amendment No. 2 to Participation Agreement               12/

                (j)  Participation Agreement (Scudder)                              2/
                           Reimbursement Agreement (Scudder)                        2/
                           Participating Contract and Policy Agreement (Scudder)    2/
                           Services Agreement (Scudder)                             6/
                           Letter Amendment to Participation Agreement              12/

                (k)  Participation Agreement (INVESCO)                              7/
                           Amendment No. 1 to Participation Agreement               7/
                           Amendment No. 2 to Participation Agreement               12/

                (l)  Participation Agreement (Lexington)                            3/

9.              Opinion and Consent of Counsel                                      9/

10.             Consent of Ernst & Young, LLP Independent Auditor                   Filed Herewith

11.             Not Applicable

EXHIBIT         DESCRIPTION                                                         REFERENCE
---------------------------------------------------------------------------------------------------
12.             Not Applicable

13.             Not Applicable

14.             Power of Attorney                                                   7/

1/              Incorporated by reference to registration statement of Safeco
                Separate Account C filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No. 33-60331).

2/              Incorporated by reference to Post-Effective Amendment No. 3 on
                Form N-4 registration statement of Safeco Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

3/              Incorporated by reference to Post-Effective Amendment No. 4 to
                Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

4/              Incorporated by reference to Pre-Effective Amendment No. 2 on
                Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

5/              Incorporated by reference to Post-Effective Amendment No. 14 to
                Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

6/              Incorporated by reference to Post-Effective Amendment No. 6 to
                Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).

7/              Incorporated by reference to Post-Effective Amendment No. 21 to
                Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

8/              Incorporated by reference to Post-Effective Amendment No. 10 of
                Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

9/ Incorporated by reference to Initial Registration on Form N-4 registration statement for Safeco Separate Account C filed with the SEC on July 17, 2000 (File No. 333-41622).

10/             Incorporated by reference to Post-Effective Amendment No. 3 to
                Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 30, 2002 (File No. 333-41622).

11/             Incorporated by reference to Post-Effective Amendment No. 12 to
                Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).

12/             Incorporated by reference to Post-Effective Amendment No. 21 on
                Form N-6 registration statement of Safeco Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

13/             Incorporated by reference to Post-Effective Amendment No. 26 on
                Form N-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Safeco Life Insurance Company who is engaged in activities relating to Safeco Separate Account C or the variable annuity contracts offered through Safeco Separate Account C.



NAME                                     POSITIONS WITH SAFECO                 PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
Michael S. McGavick                  Director, Chairman of the Board             Safeco Plaza
                                                                                 Seattle, WA 98185

Randall H. Talbot                          Director, President                   5069 154th Place N.E.
                                                                                 Redmond, WA 98052.

Roger F. Harbin                     Director, Executive Vice President           5069 154th Place N.E.
                                               and Actuary                       Redmond, WA 98052.

Christine B. Mead                    Director, Senior Vice President,            Safeco Plaza
                                                Secretary                        Seattle, WA 98185

Michael E. LaRocco                               Director                        Safeco Plaza
                                                                                 Seattle, WA 98185

James W. Ruddy                                   Director                        Safeco Plaza
                                                                                 Seattle, WA 98185

Dale E. Lauer                                    Director                        Safeco Plaza
                                                                                 Seattle, WA 98185

Colleen M. Murphy                 Assistant Vice President, Controller,          5069 154th Place N.E.
                                         and Assistant Secretary                 Redmond, WA 98052

Kasey J. Sweet                                   Director                        500 N. Meridian
                                                                                 Indianapolis, IN 46204

Michael J. Kinzer                     Vice President, Chief Actuary              5069 154th Place N.E.
                                                                                 Redmond, WA 98052.

Ronald L. Spaulding                Director, Vice President, Treasurer           601 Union Street, Suite 2500
                                                                                 Seattle, WA 98101-4074.

George C. Pagos                         Associate General Counsel,               5069 154th Place N.E.
                                             Vice President,                     Redmond, WA 98052.
                                           Assistant Secretary

Tommie D. Brooks                                 Actuary                         5069 154th Place N.E.
                                                                                 Redmond, WA 98052.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


No person is directly or indirectly controlled by Registrant. Safeco Life Insurance Company ("Safeco Life ") established Safeco Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Safeco is a wholly owned subsidiary of Safeco Corporation, which is a publicly owned company. Both companies were organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is the organizational chart for Safeco Corporation.

               SAFECO CORPORATION ORGANIZATIONAL AND ENTITY CHART

                                    ------------
                                       SAFECO
                                     Corporation
                                    (Washington)
                                    ------------
                                         |
                                         |
                                      ------
                                       100%
                                      ------
                                        |
   ----------------------------------------------------------------------------------
   |           |            |           |           |           |                  |
-------   -----------   ---------   ---------   ---------   ----------         ---------
Barrier     SAFECO      American    American     American    SAFECO             SAFECO
 Ridge     Insurance     States      States      Economy    National           Insurance
  LLC       Company     Insurance   Preferred   Insurance   Insurance           Company
 (DE)     of Illinois    Company    Insurance    Company     Company              of
-------      (IL)         (IN)       Company       (IN)       (MO)              America
          -----------   ---------     (IN)      ---------   ----------           (WA)
               |                    ---------       |                          ---------
               |                                    |                              |
               |                                    |                              |
           --------                             --------                       --------
             100%                                  100%                           100%
           --------                             --------                       --------
               |                                    |           -------------------|------------------
               |                                    |           |          |       |          |       |
               |                                    |           |          |       |          |       |
          -----------                           ---------   ----------     |   -----------    |    ---------
           Insurance                             American      Puget       |     SAFECO       |     Emerald
            Company                               States    Structured     |   Ins. Co. of    |      City
          of Illinois                           Insurance    Benefits      |     Oregon       |    Insurance
             (IL)                                Company      Agency,      |      (OR)        |     Agency,
          -----------                            of Texas       Inc        |   -----------    |      Inc.
                                                   (TX)        (WA)        |                  |      (WA)
                                                ---------   ----------     |                  |    ---------
                                                                           |                  |
                                                                         ------           ----------
                                                                         SAFECO             SAFECO
                                                                         Mgmnt.            Surplus
                                                                          Corp            Lines Ins.
                                                                          (NY)                Co.
                                                                         ------              (WA)
                                                                                          ---------
                                                                           |
                                                              ----------------------------
                                                              |                           |
                                                           -------                     -------
                                                             100%                        50%
                                                           -------                     -------
                                                            |                          |
                                                            | ----------               | ----------
                                                            |  Tennanah                |   Titan
                                                            |  Lake Golf               |    PRT
                                                            |- & Tennis                |- Systems,
                                                            |    Club,                 |    Inc.
                                                            |     Inc.                 | (Inactive)
                                                            | -----------              | ----------
                                                            |                          |
                                                            | -----------              | ----------
                                                            |   Tennanah               |   Titan
                                                            |     Lake                 |    PRT
                                                            |  Townhouse               |- Services,
                                                            |-  & Villa                     Inc.
                                                            |  Community,                (Inactive)
                                                            |     Inc.                   ----------
                                                            | -----------
                                                            |
                                                            | -----------
                                                            |  Tennanah
                                                            |-   Lake
                                                            | Properties,
                                                            |     Inc.
                                                            | -----------
                                                            |
                                                            | -----------
                                                            |  Freemont
                                                            |- Rockland
                                                            |   Sewage
                                                            | Corporation
                                                            | -----------
                                                            |
                                                            | ----------
                                                            |  Tennanah
                                                            |    Lake
                                                            | Community
                                                            |-  Water
                                                            |  Company,
                                                            |    Inc.
                                                            | ----------
                                                            |
                                                            | ------------
                                                            |   Tennanah
                                                            |  Lake Town
                                                            |  Community
                                                            |- Homeowners
                                                              Association,
                                                                  Inc.
                                                              ------------

                                                              -------------
                                                                  SAFECO
                                                                Corporation
                                                               (Washington)
                                                              -------------
                                                                    |
                                                                    |
                                                                  ------
                                                                   100%
                                                                  ------
                                                                    |
                                                                    |
            ---------------------------------------------------------------------------------------------------------
            |                   |           |          |                      |                                     |
        ---------           ---------   ---------   --------         ------------------                        -----------
         General              First      SAFECO      SAFECO                 SAFECO                               SAFECO
        Insurance           National      Life      Assigned            Administrative                         Properties,
         Company            Insurance   Insurance   Benefits            Services, Inc.                            Inc.
            of               Company     Company    Service                  (WA)                                 (WA)
         America               of         (WA)      Company          ------------------                        -----------
           (WA)              America    ---------     (WA)                    |                                     |
        ---------             (WA)         |        --------                  |                                     |
            |               ---------      |                       ---------------------                            |
            |                              |                       |                    |                           |
            |                              |                       |                    |                           |
         -------                         ------                  ------             ------                       ------
           100%                           100%                    100%                0%                          100%
         -------                         ------                  ------             ------                       ------
            |                             |                      |                   |                             |
    ------- |------                       |                      |                   |                  ---------------------
    |             |                       |                      |                   |                  |                   |
    |             |                       |                      |                   |                  |                   |
----------   -----------                  |  -----------         |  ---------        |  -----------  ---------         ----------
  SAFECO        SAFECO                    |     First            |  Wisconsin        |    Admin.       Winmar          SAFECARE
Insurance      General                    |    SAFECO            |   Pension         |   Services    Co., Inc.         Co., Inc.
Company of   Agency, Inc.                 |   National           |     and           |     Life         (WA)              (WA)
 Indiana         (TX)                     |-    Life             |-   Group          |   Insurance   ---------         ----------
   (IN)      ------------                 |   Insurance          |  Services,        |-   Agency,
----------        |                       |  Co. of New          |     Inc.                Inc.
                  |                       |     York             |     (WI)             (Employee)
                  |                       |     (NY)             |  ----------             (OH)
             ------------                 |  -----------         |                      ----------
                 dba                      |                      |
              insurQuest                  |  -----------         |  ----------
             ------------                 |    SAFECO            |   Employee
                                          |   National           |   Benefit
                                          |     Life             |    Claims
                                          |-  Insurance          |-     of
                                          |    Company              Wisconsin,
                                          |     (WA)                   Inc.
                                          |  -----------               (WI)
                                          |                         ----------
                                          |
                                          |  -----------
                                          |   American
                                          |  States Life
                                          |-  Insurance
                                               Company
                                                (IN)
                                             -----------

                                                ------------
                                                   SAFECO
                                                 Corporation
                                                (Washington)
                                                ------------
                                                     |
                                                     |
                                                  ------
                                                   100%
                                                  ------
                                                     |
                                                     |
                                                     |
                     ------------------------------------------------------------------------------
                       |              |              |           |          |          |          |
                  -----------    -----------    -----------   -------    -------   ---------   -------
                    General         SAFECO        SAFECO      SAFECO     SAFECO     SAFECO     SAFECO
                    America        Services     Securities,   Asset       Trust    Financial     UK
                  Corporation    Corporation       Inc.        Mgt.      Company   Products,   Limited
                     (WA)            (WA)          (WA)       Company     (WA)       Inc.       (UK)
                  -----------   ------------    -----------    (WA)      -------     (WA)      -------
                       |                                      --------             ---------
                       |
                       |
                     ------
                      100%
                     ------
                       |
    -------------------------------------------------------------------------------------------------
    |                     |            |                |                  |            |           |
---------              --------    ----------       -----------       -----------    --------   --------
   F.B.                General       SAFECO            Talbot           SAFECO         R.F.       dba:
 Beattie               America     Investment        Financial         Financial      Bailey     SAFECO
  & Co.,               Corp. of     Services,       Corporation       Institution    Holdings   Capital
   Inc.                 Texas         Inc.              (WA)          Solutions,     Limited    Services
   (WA)                  (TX)         (WA)          -----------          Inc.         (UK)      --------
---------              --------    ----------           |                (CA)        --------
   |                      |                             |             -----------       |
   |                      |                             |                               |
   |                      |                             |                               |
 ------           ------------------                  -----                          --------
  100%             Attorney-in-fact                    100%                            100%
 ------                   for                         -----                          --------
   |              ------------------                    |                               |
   |                      |                             |                               |
   |            --------------------                    |                               |
   |            |                   |                   |                               |
---------   ---------           ---------             -------                      -------------
  F.B.       SAFECO             American              Talbot                        R.F. Bailey
 Beattie     Lloyds              States               Agency,                      (Underwriting
Insurance   Insurance            Lloyds                Inc.                          Agencies)
Services,    Company            Insurance              (NM)                           Limited
  Inc.        (TX)               Company              -------                          (UK)
  (CA)      ---------             (TX)                                             -------------
---------                       ---------

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 31, 2004, there were 36,387 Contract Owners.


ITEM 28. INDEMNIFICATION


Under its Bylaws, Safeco Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Safeco Life or otherwise) by reason of the fact that he or she is or was a director of Safeco Life, or, while a director of Safeco Life, is or was serving at the request of Safeco Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Safeco Life shall extend such indemnification as is provided to directors above to any person, not a director of Safeco Life, who is or was an officer of Safeco Life or is or was serving at the request of Safeco Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Safeco Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Safeco Life pursuant to such provisions of the bylaws or statutes or otherwise, Safeco Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Safeco Life of expenses incurred or paid by a director, officer or controlling person of Safeco Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, Safeco Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


a. Safeco Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for Safeco Life's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b. The following information is provided for each officer and director of the principal underwriter:



                                    POSITIONS AND OFFICES
      NAME                            WITH UNDERWRITER                 PRINCIPAL BUSINESS ADDRESS
----------------------------------------------------------------------------------------------------
Linda C. Mahaffey                        President                    4854 154th Place N.E.
                                                                      Redmond, WA 98052

Roger F. Harbin                 Director, Senior Vice-President       5069 154th Place N.E.
                                                                      Redmond, WA 98052.

David H. Longhurst               Vice President, Controller,          4854 154th Place N.E.
                                Treasurer, Financial Principal        Redmond, WA 98052.
                                       and Secretary

Christine B. Mead                         Director                    Safeco Plaza
                                                                      Seattle, WA 98185

Ronald L. Spaulding                       Director                    601 Union Street, Suite 2500
                                                                      Seattle, WA 98101-4074.

c. During the fiscal year ended December 31, 2003, Safeco Investment Services, Inc., through Safeco Securities, Inc., received $6,760,198 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Safeco Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Safeco Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or Safeco Asset Management Company at 4854 154th Place NE, Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

1.   The Registrant hereby undertakes to:

     a. File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     b. Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     c. Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

REPRESENTATIONS


1. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


     e. Safeco Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Safeco Life.

2. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 3.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 30th day of April, 2004.


                                 Safeco Separate Account C
                                 -------------------------
                                        Registrant

                                 By: Safeco Life Insurance Company
                                     -----------------------------


                                 By: /S/ RANDALL H. TALBOT
                                     ---------------------
                                     Randall H. Talbot, President


                                     Safeco Life Insurance Company
                                     -----------------------------
                                              Depositor


                                 By: /S/ RANDALL H. TALBOT
                                     ---------------------
                                     Randall H. Talbot, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).



NAME                                    TITLE
----                                    -----
MICHAEL E. LAROCCO**                    Director
-------------------------
Michael E. LaRocco


MICHAEL S. MCGAVICK*                    Director and Chairman
-------------------------
Michael S. McGavick

/S/ COLLEEN M. MURPHY                   Assistant Vice President, Controller and
-------------------------               Assistant Secretary
Colleen M. Murphy


RONALD L. SPAULDING*                    Director, Vice
-------------------------               President and Treasurer
Ronald L. Spaulding


CHRISTINE B. MEAD**                     Director, Senior Vice
--------------------                    President and Secretary
Christine B. Mead


JAMES W. RUDDY**                        Director
--------------------
James W. Ruddy


/S/ ROGER F. HARBIN                     Director, Executive Vice President and Actuary
--------------------
Roger F. Harbin


DALE E. LAUER*                          Director
---------------------
Dale E. Lauer


/S/ RANDALL H. TALBOT                   Director and President (Principal Executive Officer)
---------------------
Randall H. Talbot


/S/ KASEY J. SWEET                      Director
---------------------
Kasey J. Sweet


                                                 *By:    /S/ ROGER F. HARBIN
                                                         -------------------
                                                         Roger F. Harbin
                                                         Attorney-in-Fact


                                                 **By:   /S/ RANDALL H. TALBOT
                                                         ---------------------
                                                         Randall H. Talbot
                                                         Attorney-in-Fact